UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑22818

Virtus Event Opportunities Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9683
(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243‑1574
Date of fiscal year end: December 31
Date of reporting period: June 30, 2025

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Westchester Credit Event Fund
Class A / WCFRX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Westchester Credit Event Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Credit Event Fund Class A / WCFRX	$85	1.70%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$90,223
Total number of portfolio holdings	193
Portfolio turnover rate as of the end of the reporting period	60%
Asset Allocation(1)
Financials	25%
Communication Services	17%
Industrials	15%
Consumer Discretionary	15%
Information Technology	11%
Materials	9%
Energy	6%
Consumer Staples	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8390
Virtus Westchester Credit Event Fund

Virtus Westchester Credit Event Fund
Class I / WCFIX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Westchester Credit Event Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Credit Event Fund Class I / WCFIX	$73	1.45%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$90,223
Total number of portfolio holdings	193
Portfolio turnover rate as of the end of the reporting period	60%
Asset Allocation(1)
Financials	25%
Communication Services	17%
Industrials	15%
Consumer Discretionary	15%
Information Technology	11%
Materials	9%
Energy	6%
Consumer Staples	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8391
Virtus Westchester Credit Event Fund

Virtus Westchester Event-Driven Fund
Class A / WCERX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Westchester Event-Driven Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Event-Driven Fund Class A / WCERX	$87	1.72%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$134,066
Total number of portfolio holdings	306
Portfolio turnover rate as of the end of the reporting period	109%
Asset Allocation(1)
Communication Services	23%
Financials	19%
Energy	18%
Industrials	10%
Materials	10%
Consumer Discretionary	8%
Information Technology	6%
Consumer Staples	5%
Health Care	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8392
Virtus Westchester Event-Driven Fund

Virtus Westchester Event-Driven Fund
Class I / WCEIX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Westchester Event-Driven Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Event-Driven Fund Class I / WCEIX	$75	1.48%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$134,066
Total number of portfolio holdings	306
Portfolio turnover rate as of the end of the reporting period	109%
Asset Allocation(1)
Communication Services	23%
Financials	19%
Energy	18%
Industrials	10%
Materials	10%
Consumer Discretionary	8%
Information Technology	6%
Consumer Staples	5%
Health Care	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8393
Virtus Westchester Event-Driven Fund

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (semiannual) financial statements and financial highlights are as follows:

SEMI-ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
THE MERGER FUND® AND VIRTUS
EVENT OPPORTUNITIES TRUST

June 30, 2025
The Merger Fund®
Virtus Westchester Credit Event Fund
Virtus Westchester Event-Driven Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Leveraged Loans
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
Overnight Bank Funding Rate (“OBFR”)
The overnight bank funding rate is a measure of wholesale, unsecured, overnight bank funding costs. It is calculated using federal funds transactions, certain Eurodollar transactions, and certain domestic deposit transactions.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Special Purpose Acquisition Company (“SPAC”)
A special purpose acquisition company (SPAC) is a company that has no commercial operations and is formed strictly to raise capital through an initial public offering for the purpose of acquiring or merging with an existing company.
Standard & Poor’s Depositary Receipt (“SPDR®”)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—8.5%
Communication Services—0.2%
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	$ 4,499	$ 4,579
Consumer Discretionary—0.7%
Everi Holdings, Inc. 144A 5.000%, 7/15/29(1)	12,723	12,856
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	3,566	3,569
		16,425

Consumer Staples—0.1%
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	2,819	2,560
Energy—0.2%
California Resources Corp. 144A 7.125%, 2/1/26(1)	4,634	4,637
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/26(1)	827	827
		5,464

Financials—5.3%
AssuredPartners, Inc.
144A 5.625%, 1/15/29(1)	21,872	21,814
144A 7.500%, 2/15/32(1)	19,633	21,037
Frontier Communications Holdings LLC
5.875%, 11/1/29	20,948	21,157
144A 6.000%, 1/15/30(1)	23,463	23,766
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(1)	880	787
Nationstar Mortgage Holdings, Inc.
144A 5.125%, 12/15/30(1)	6,395	6,472
144A 5.750%, 11/15/31(1)	25,152	25,544
Permian Resources Operating LLC 144A 8.000%, 4/15/27(1)	4,088	4,180
		124,757

Industrials—1.4%
Dun & Bradstreet Corp. (The) 144A 5.000%, 12/15/29(1)	12,322	12,630
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)	18,297	19,121
		31,751

Information Technology—0.5%
Hewlett Packard Enterprise Co.
4.850%, 10/15/31	7,908	7,888
5.000%, 10/15/34	2,898	2,811
		10,699

	Par Value	Value

Materials—0.1%
Big River Steel LLC 144A 6.625%, 1/31/29(1)	$ 3,433	$ 3,461
Total Corporate Bonds and Notes (Identified Cost $198,049)		199,696

Leveraged Loans—1.8%
Media / Telecom - Telecommunications—1.8%
Lumen Technologies, Inc.
Tranche B-1 0.000%, 4/15/29(2)(3)	14,663	14,467
Tranche B-1 (1 month Term SOFR + 2.464%) 6.791%, 4/15/30(3)	22,173	21,872
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 11.296%, 5/13/27(3)	5,232	4,942
		41,281

Total Leveraged Loans (Identified Cost $41,632)		41,281

	Shares
Common Stocks—46.3%
Communication Services—13.6%
Endeavor Group Holdings, Inc. Class A (4)(5)	4,740,188	143,533
Frontier Communications Parent, Inc.(6)	2,032,781	73,993
GCI Liberty, Inc. Escrow Share(4)(6)	70,800	9
Interpublic Group of Cos., Inc. (The)	1,748,774	42,810
Liberty Broadband Corp. Class A(6)	621,018	60,748
		321,093

Consumer Discretionary—2.3%
Everi Holdings, Inc.(6)	1,804,724	25,699
Skechers USA, Inc. Class A(6)(7)	443,273	27,971
		53,670

Consumer Staples—5.3%
Kellanova(7)	1,558,008	123,908
Energy—12.5%
ChampionX Corp.(7)	3,436,330	85,359
Hess Corp.(7)	1,504,759	208,469
		293,828

Financials—6.9%
Acropolis Infrastructure(4)(6)	315,662	—(8)
Brookline Bancorp, Inc.	461,185	4,866
Cantaloupe, Inc.(6)	1,213,697	13,339
CI Financial Corp.	1,844,720	42,929
Guild Holdings Co. Class A	59,394	1,174
Mr. Cooper Group, Inc.(6)	416,446	62,138
Pacific Premier Bancorp, Inc.	232,395	4,901
ProAssurance Corp.(6)	1,490,421	34,026
Zalatoris Acquisition Corp.(4)(6)	252,668	—(8)
		163,373

See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Health Care—0.9%
ABIOMED, Inc.(4)(6)	60,860	$ 110
Amedisys, Inc.(6)	138,291	13,606
Blueprint Medicines Corp.(6)	55,046	7,056
Inhibrx, Inc.(6)	198,509	223
		20,995

Industrials—3.6%
AZEK Co., Inc. (The) Class A(6)	1,172,846	63,744
Dun & Bradstreet Holdings, Inc.	1,161,752	10,560
Herc Holdings, Inc.	413	54
Spirit AeroSystems Holdings, Inc. Class A(6)	266,800	10,179
		84,537

Information Technology—1.2%
Clearwater Analytics Holdings, Inc. Class A (6)	66,200	1,452
E2open Parent Holdings, Inc.(6)	1,096,519	3,542
Juniper Networks, Inc.	611,582	24,420
		29,414

Total Common Stocks (Identified Cost $1,084,071)		1,090,818

Affiliated Mutual Fund—4.2%
Equity Fund—4.2%
Virtus Westchester Event-Driven Fund Class I(9)(10)(11)	9,005,210	99,868
Total Affiliated Mutual Fund (Identified Cost $94,653)		99,868

Rights—0.0%
Financials—0.0%
Pershing Tontine Spar, 09/29/33(4)(6)	136,884	61
Health Care—0.0%
Akouos, Inc., 12/31/49(4)(6)	336,679	253
Bristol-Myers Squibb Co., 12/31/35(4)(6)	453,175	453
		706

Total Rights (Identified Cost $—)		767

Warrants—0.0%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(6)	116,254	9
GIBO Holdings Ltd., 05/08/30(6)	60,681	2
		11

Consumer Discretionary—0.0%
Allurion Technologies, Inc., 08/01/30(6)	63,240	2
ECARX Holdings, Inc., 12/21/27(6)	81,099	5
Grove Collaborative Holdings, 06/16/27(6)	78,996	1
	Shares	Value

Consumer Discretionary—continued
Zapp Electric Vehicles Group Ltd., 03/03/28(6)	168,623	$ —(8)
		8

Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(6)	61,000	—(8)
Agriculture & Natural Solutions Acquisition Corp., 12/31/28(6)	194,567	29
Alchemy Investments Acquisition Corp. 1, 06/26/28(6)	183,897	20
Aldel Financial II, Inc., 10/10/29(6)	317,388	165
AltEnergy Acquisition Corp., 11/10/28(6)	62,809	1
Andretti Acquisition Corp. II, 10/24/29(6)	197,279	49
Archimedes Tech SPAC Partners II Co., 04/02/30(6)	171,663	66
Cartesian Growth Corp. II, 07/12/28(6)	69,832	8
Centurion Acquisition Corp., 08/01/29(6)	49,373	16
Corner Growth Acquisition Corp., 12/31/27(4)(6)	62,938	—(8)
EQV Ventures Acquisition Corp., 07/01/31(6)	38,713	28
EVe Mobility Acquisition Corp., 12/31/28(4)(6)	75,122	—(8)
Fact II Acquisition Corp., 12/20/29(6)	200,055	46
Goal Acquisitions Corp., 02/11/26(6)	564,935	6
Graf Global Corp., 08/07/29(6)	94,292	26
Iron Horse Acquisitions Corp., 02/16/29(6)	187,379	11
Israel Acquisitions Corp., 02/28/28(6)	147,685	33
Keen Vision Acquisition Corp., 09/15/28(6)	537,265	29
Launch Two Acquisition Corp., 11/26/29(6)	117,471	47
Live Oak Acquisition Corp. V, 04/17/30(6)	89,888	63
Newbury Street Acquisition Corp., 12/31/27(6)	31,054	—(8)
Newbury Street II Acquisition Corp., 12/29/29(6)	189,039	36
Plum Acquisition Corp. III, 03/31/28(6)	83,333	3
RMG Acquisition Corp. III, 12/31/27(6)	85,180	—(8)
Roman DBDR Acquisition Corp. II, 02/03/30(6)	123,638	62
SIM Acquisition Corp. I, 08/28/29(6)	147,304	40
Slam Corp. Class A, 12/31/27(6)	55,909	1
Spring Valley Acquisition Corp. II, 02/25/26(6)	158,098	21
Stellar V Capital Corp., 03/24/30(6)	82,858	18
Target Global Acquisition I Corp., 12/31/27(6)	125,200	3
Voyager Acquisition Corp., 05/16/31(6)	160,809	45
Whole Earth Brands, Inc., 07/25/25(4)(6)	55,224	—(8)
XBP Europe Holdings, Inc., 12/31/27(6)	40,000	1
Zeo Energy Corp., 10/20/26(6)	73,376	5
		878

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(6)	62,781	1
Psyence Biomedical Ltd., 01/25/29(6)	85,245	2
Tevogen Bio Holdings, Inc., 11/04/26(6)	83,731	6
		9

Industrials—0.0%
Bridger Aerospace Group Holdings, Inc., 01/25/28(6)	58,300	5
Freightos Ltd., 01/23/28(6)	54,429	9
Getaround, Inc., 03/09/26(6)	12,698	—(8)
Volato Group, Inc., 12/03/28(6)	167,228	4
Willow Lane Acquisition Corp., 12/28/29(6)	123,259	44
		62

Information Technology—0.0%
iLearningEngines Holdings, Inc., 03/02/26(6)	403,622	—(8)
LeddarTech Holdings, Inc., 09/21/28(6)	155,088	1

See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Information Technology—continued
Movella Holdings, Inc., 12/31/27(6)	74,121	$ —(8)
		1

Total Warrants (Identified Cost $2,185)		969

	Shares/Units
Special Purpose Acquisition Companies—26.9%
A SPAC III Acquisition Corp. Class A(6)	187,226	1,910
AA Mission Acquisition Corp. Class A(6)	2,161,028	22,518
Agriculture & Natural Solutions Acquisition Corp.(6)(9)	2,324,110	25,217
Ai Transportation Acquisition Corp.(6)	266,299	2,929
Aifeex Nexus Acquisition Corp.(6)	425,393	4,335
Aifeex Nexus Acquisition Corp.(6)	367,393	59
Aimei Health Technology Co., Ltd.(6)	269,392	65
Aldel Financial II, Inc.(6)	1,100,357	11,543
Andretti Acquisition Corp. II Class A(6)	1,055,904	10,960
Archimedes Tech SPAC Partners II Co.(6)	577,952	5,912
Ares Acquisition Corp. II(6)(9)	3,613,826	40,945
Armada Acquisition Corp. II(6)	727,041	7,401
Armada Acquisition Corp. II Class A(6)	205,328	2,059
Artius II Acquisition, Inc. Class A(6)	943,963	9,553
Axiom Intelligence Acquisition Corp. 1(6)	143,743	1,452
Bayview Acquisition Corp.(6)	233,688	58
Bayview Acquisition Corp. Class A(6)	144,161	1,622
Berto Acquisition Corp.(6)	62,226	670
BEST SPAC I Acquisition Corp.(6)	41,072	412
Black Hawk Acquisition Corp.(6)	9,803	7
Black Hawk Acquisition Corp. Class A(6)	299,391	3,183
Bleichroeder Acquisition Corp. I(6)	1,635,582	16,896
Blue Acquisition Corp.(6)	164,288	1,649
Blue Water Acquisition Corp. III(6)	410,760	4,110
Cal Redwood Acquisition Corp.(6)	123,178	1,264
Cantor Equity Partners III, Inc. Class A(6)	41,061	433
Cartesian Growth Corp. II Class A(6)	894,533	10,699
Cartesian Growth Corp. III(6)	647,325	6,557
Cartesian Growth Corp. III Class A(6)	205,328	2,053
Cayson Acquisition Corp.(6)	300,817	3,104
Cayson Acquisition Corp.(6)	134,839	17
Centurion Acquisition Corp.(6)	659,128	6,974
ChampionsGate Acquisition Corp.(6)	49,277	501
Charlton Aria Acquisition Corp. Class A(6)	189,665	1,950
Chenghe Acquisition II Co.(6)	94,814	984
Churchill Capital Corp. IX(6)	70,257	739
Churchill Capital Corp. X(6)	164,174	1,691
CO2 Energy Transition Corp.(6)	125,000	1,263
Columbus Acquisition Corp.(6)	89,000	901
Columbus Circle Capital Corp. I(6)	10,260	118
Copley Acquisition Corp.(6)	693,038	6,979
Copley Acquisition Corp. Class A(6)	88,265	889
Crane Harbor Acquisition Corp.(6)	961,535	9,952
Drugs Made In America Acquisition Corp.(6)	1,627,571	16,601
Drugs Made In America Acquisition Corp.(6)	458,571	57
DT Cloud Acquisition Corp.(6)	124,820	21
DT Cloud Star Acquisition Corp.(6)(9)	602,791	6,263
Dune Acquisition Corp. II(6)	582,415	5,923
Dynamix Corp.(6)	254,701	2,595
EGH Acquisition Corp.(6)	61,616	628
EQV Ventures Acquisition Corp. Class A(6)	133,563	1,404
ESH Acquisition Corp.(6)	321,082	23
	Shares/Units	Value
Eureka Acquisition Corp.(6)	249,434	$ 2,589
Evergreen Corp. Class A(6)	100,000	1,233
Fact II Acquisition Corp.(6)	1,009,075	10,424
FG Merger II Corp.(6)	284,441	2,807
FIGX Capital Acquisition Corp.(6)	69,803	699
Future Vision II Acquisition Corp.(6)	356,779	3,714
Gesher Acquisition Corp. II(6)	198,625	2,034
GigCapital7 Corp. Class A(6)	694,127	7,184
Gores Holdings X, Inc.(6)	424,945	4,415
GP-Act III Acquisition Corp. Class A(6)	1,135,954	11,984
Graf Global Corp. Class A(6)	188,770	1,975
GSR III Acquisition Corp.(6)	352,805	3,807
Haymaker Acquisition Corp. 4(6)	1,164,006	12,921
HCM II Acquisition Corp. Class A(6)	192,024	2,131
Horizon Space Acquisition I Corp.(6)(9)	253,150	3,076
Horizon Space Acquisition II Corp.(6)	383,896	3,931
IB Acquisition Corp.(6)	344,716	3,578
IB Acquisition Corp.(6)	344,716	14
Integrated Wellness Acquisition Corp. Class A(6)	54,434	653
Iron Horse Acquisitions Corp.(6)	187,379	1,956
Iron Horse Acquisitions Corp.(6)	187,379	93
Jackson Acquisition Co. II(6)	781,676	211
Jackson Acquisition Co. II Class A(6)	1,081,376	11,138
Jena Acquisition Corp. II(6)	328,390	3,376
JVSPAC Acquisition Corp. Class A(6)	281,422	3,059
K&F Growth Acquisition Corp. II(6)	206,991	26
K&F Growth Acquisition Corp. II Class A(6)	1,789,991	18,222
Keen Vision Acquisition Corp.(6)	70,000	796
Kochav Defense Acquisition Corp.(6)	938,080	9,545
Lakeshore Acquisition III Corp.(6)	360,704	3,672
Launch Two Acquisition Corp. Class A(6)	888,665	9,260
Legato Merger Corp. III(6)	451,946	4,827
Lightwave Acquisition Corp.(6)	287,460	2,889
Live Oak Acquisition Corp. V Class A(6)	179,776	1,924
Maywood Acquisition Corp. Class A(6)	501,772	5,083
Melar Acquisition Corp. I Class A(6)	402,775	4,229
Mountain Lake Acquisition Corp.(6)	712,783	100
Mountain Lake Acquisition Corp. Class A(6)	997,224	10,232
Nabors Energy Transition Corp. II Class A(6)	1,395,125	15,486
New Providence Acquisition Corp. III(6)	1,059,517	11,072
Newbury Street II Acquisition Corp. Class A(6)	622,336	6,404
NewHold Investment Corp. III(6)	173,451	1,787
NewHold Investment Corp. III Class A(6)	234,631	2,386
Oxley Bridge Acquisition Ltd.(6)	164,263	1,644
Oyster Enterprises II Acquisition Corp.(6)	768,972	7,782
Patria Latin American Opportunity Acquisition Corp.	442,691	5,246
Perimeter Acquisition Corp. I(6)	123,197	1,290
Pioneer Acquisition I Corp.(6)	205,347	2,056
Plum Acquisition Corp. IV(6)	1,161,286	11,961
ProCap Acquisition Corp.(6)	19,860	213
Quartzsea Acquisition Corp.(6)	283,194	2,846
Quetta Acquisition Corp.(6)	24,451	29
Real Asset Acquisition Corp. Class A(6)	203,687	2,069
Republic Digital Acquisition Co.(6)	62,226	658
RF Acquisition Corp. II(6)	246,701	2,613
Rising Dragon Acquisition Corp.(6)	350,634	3,612
Roman DBDR Acquisition Corp. II(6)	247,277	2,549
Siddhi Acquisition Corp. Class A(6)	560,938	5,666
Silverbox Corp. IV Class A(6)	299,400	3,281
SIM Acquisition Corp. I Class A(6)	1,097,981	11,452
Sizzle Acquisition Corp. II(6)	910,825	9,272
Sizzle Acquisition Corp. II Class A(6)	143,981	1,447
Soulpower Acquisition Corp.(6)	1,117,148	11,373
Spark I Acquisition Corp.(6)	381,965	4,163

See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares/Units	Value
Spring Valley Acquisition Corp. II(6)	316,196	$ 43
Stellar V Capital Corp. Class A(6)	165,716	1,695
Tavia Acquisition Corp.(6)	625,033	6,419
Tavia Acquisition Corp.(6)	363,217	60
Texas Ventures Acquisition III Corp.(6)	921,021	9,459
Thayer Ventures Acquisition Corp. II(6)	232,490	2,364
Titan Acquisition Corp.(6)	1,214,636	12,365
UY Scuti Acquisition Corp.(6)(12)	291,138	2,970
Vine Hill Capital Investment Corp. Class A(6)	981,683	10,219
Voyager Acquisition Corp.(6)	1,150,649	11,932
Wen Acquisition Corp.(6)	315,909	3,349
Willow Lane Acquisition Corp. Class A(6)	354,936	3,631
Wintergreen Acquisition Corp.(6)	3,715	37
YHN Acquisition I Ltd.(6)	361,692	3,736
Yorkville Acquisition Corp.(6)	123,183	1,385
Zalatoris II Acquisition Corp.(6)	39,608	436
Total Special Purpose Acquisition Companies (Identified Cost $612,417)		634,312

	Shares
Purchased Options—0.0%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $1,312)		152

Escrow Notes—1.5%
Financials—1.5%
Altaba, Inc. Escrow(6)	25,792,925	34,821
Pershing Square Escrow(4)(6)	547,537	—(8)
		34,821

Total Escrow Notes (Identified Cost $11,446)		34,821

Total Long-Term Investments—89.2% (Identified Cost $2,045,765)		2,102,684

Short-Term Investments—8.6%
Money Market Mutual Funds—8.6%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 4.118%)(10)	192,800,000	192,800
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 4.213%)(10)	10,781,837	10,782
Total Short-Term Investments (Identified Cost $203,582)		203,582

	Shares	Value

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(10)(13)	1,050	$ 1
Total Securities Lending Collateral (Identified Cost $1)		1

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—97.8% (Identified Cost $2,249,348)		2,306,267

Securities Sold Short—(4.1)%

Common Stocks—(4.1)%
Communication Services—(0.9)%
Charter Communications, Inc. Class A(6)	(52,853)	(21,607)
Energy—(0.2)%
Chevron Corp.	(34,383)	(4,923)
Financials—(0.2)%
Berkshire Hills Bancorp, Inc.	(8,189)	(205)
Columbia Banking System, Inc.	(212,611)	(4,971)
		(5,176)

Industrials—(0.0)%
Herc Holdings, Inc.	(413)	(54)
Information Technology—(0.1)%
Clearwater Analytics Holdings, Inc.	(66,200)	(1,452)
Real Estate—(2.7)%
Redfin Corp.(6)	(5,778,157)	(64,658)
Total Securities Sold Short (Identified Proceeds $(90,243))		(97,870)

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $1,204)		(1,316)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—93.7% (Identified Cost $2,157,901)		$2,207,081
Other assets and liabilities, net—6.3%		149,590
NET ASSETS—100.0%		$2,356,671

See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
plc	Public Limited Company
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $167,840 or 7.1% of net assets.
(2)	This loan will settle after June 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(3)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Delisted security. As of June 30, 2025, the common stock is classified as a Level 3 investment due to the absence of observable market inputs and had a cost of $129,652 and its market value represents 6.1% of total net assets. The security was delisted on March 24, 2025 and is currently subject to appraisal rights proceedings in connection with an acquisition. Due to the uncertainty of fair valuation in the absence of an active market and the pending legal proceedings, the fair value of the security may differ materially from the presented estimated fair value.
(6)	Non-income producing.
(7)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $253,808.
(8)	Amount is less than $500 (not in thousands).
(9)	Affiliated investment. See Note in Notes to Financial Statements.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	The Merger Fund does not invest in the underlying funds for the purpose of exercising management or control: however, investments made by the Fund within each of its principal investment strategies may present a significant portion of an underlying fund’s net assets.
(12)	All or a portion of security is on loan.
(13)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Country Weightings†
United States	70%
Cayman Islands	28
Canada	2
Total	100%
†% of total investments, net of securities sold short and written options, as of June 30, 2025.
Open purchased options contracts as of June 30, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Boeing Co. (The)	666	$9,990	$150.00	07/18/25	$3
SPDR S&P 500® ETF Trust	2,224	127,880	575.00	07/18/25	149
Total Purchased Options					$152
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Open written options contracts as of June 30, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Boeing Co. (The)	(479)	$(9,819)	$205.00	07/18/25	$(390)
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Open written options contracts as of June 30, 2025 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
SPDR S&P 500® ETF Trust	(667)	$(40,754)	$611.00	07/18/25	$(834)
					(1,224)
Put Options(2)
Paramount Global	(2,177)	(2,177)	10.00	08/15/25	(81)
SPDR S&P 500® ETF Trust	(445)	(24,030)	540.00	07/18/25	(11)
					(92)
Total Written Options					$(1,316)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Forward foreign currency exchange contracts as of June 30, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GBP	4,544	USD	6,147	GS	07/15/25	$91	$—
JPY	475,956	USD	3,353	GS	07/16/25	—	(41)
SEK	165,143	USD	17,200	GS	07/02/25	258	—
USD	17,230	SEK	165,143	GS	07/02/25	—	(227)
USD	5,867	GBP	4,544	GS	07/15/25	—	(372)
USD	3,079	JPY	475,956	GS	07/16/25	—	(233)
USD	42,929	CAD	59,031	JPM	08/14/25	—	(522)
USD	5,901	JPY	860,528	GS	10/15/25	—	(146)
USD	11,207	EUR	9,679	GS	10/20/25	—	(277)
USD	44,132	EUR	38,354	GS	11/05/25	—	(1,421)
Total						$349	$(3,239)

Over-the-counter total return swaps outstanding as of June 30, 2025 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Bristol-Myers Squibb Co.(3),(4),(5)	Pay	5.320% (0.750% + OBFR)	1 Month	BAML	03/03/26	$—	$362	$362	$—
Brookfield Property Preferred LP	Pay	5.080% (0.750% + OBFR)	1 Month	BAML	03/06/26	834	(49)	—	(49)
Covestro AG	Pay	4.330% (0.610% + OBFR)	1 Month	GS	12/31/25	9,496	1,597	1,597	—
Hess Corp.	Pay	4.330% (0.610% + OBFR)	1 Month	GS	02/10/26	29,663	(60)	—	(60)
Just Eat Takeaway.com N.V.	Pay	1.927% (0.550% + OBFR)	1 Month	GS	05/06/26	41,678	1,503	1,503	—
Topcon Corp.	Pay	4.330% (0.610% + OBFR)	1 Month	GS	06/16/26	5,673	233	233	—
							3,586	3,695	(109)
Short Total Return Swap Contracts
Berkshire Hills Bancorp, Inc.	Receive	4.330% ((0.350)% + OBFR)	1 Month	GS	05/15/26	(4,603)	(124)	—	(124)
Charter Communications, Inc.	Receive	4.330% ((0.350)% + OBFR)	1 Month	GS	03/03/26	(35,615)	(2,634)	—	(2,634)
Chevron Corp.	Receive	4.330% ((0.350)% + OBFR)	1 Month	GS	12/02/25	(6,026)	435	435	—
Chevron Corp.	Receive	4.080% ((0.250)% + OBFR)	3 Month	JPM	11/28/25	(254,640)	13,299	13,299	—
James Hardie Industries plc	Receive	4.330% ((0.400)% + OBFR)	1 Month	GS	05/06/26	(5,735)	(1,828)	—	(1,828)
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2025 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
James Hardie Industries plc	Receive	3.670% ((0.250)% + OBFR)	3 Month	JPM	05/04/26	$(21,491)	$(3,453)	$—	$(3,453)
James Hardie Industries plc Sponsored ADR	Receive	4.330% ((3.125)% + OBFR)	1 Month	GS	05/15/26	(598)	(121)	—	(121)
Omnicom Group, Inc.	Receive	4.330% ((0.350)% + OBFR)	1 Month	GS	02/03/26	(48,108)	4,535	4,535	—
Schlumberger Ltd.	Receive	4.330% ((0.350)% + OBFR)	1 Month	GS	07/03/26	(84,204)	(1,779)	—	(1,779)
							8,330	18,269	(9,939)
Total							$11,916	$21,964	$(10,048)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	Amount is less than $500 (not in thousands).
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$199,696	$—	$199,696	$—
Leveraged Loans	41,281	—	41,281	—
Equity Securities:
Common Stocks	1,090,818	946,943	223	143,652(1)
Rights	767	—	—	767
Warrants	969	969	—	—(1)
Special Purpose Acquisition Companies	634,312	613,930	20,382	—
Escrow Notes	34,821	—	34,821	—(1)
Affiliated Mutual Fund	99,868	99,868	—	—
Money Market Mutual Funds	203,582	203,582	—	—
Securities Lending Collateral	1	1	—	—
Other Financial Instruments:
Purchased Options	152	152	—	—
Forward Foreign Currency Exchange Contracts*	349	—	349	—
Over-the-Counter Total Return Swaps*	21,964	—	21,602	362
Total Assets	2,328,580	1,865,445	318,354	144,781
Liabilities:
Securities Sold Short:
Common Stocks	(97,870)	(97,870)	—	—
Other Financial Instruments:
Written Options	(1,316)	(1,316)	—	—
Forward Foreign Currency Exchange Contracts*	(3,239)	—	(3,239)	—
Over-the-Counter Total Return Swaps*	(10,048)	—	(10,048)	—
Total Liabilities	(112,473)	(99,186)	(13,287)	—
Total Investments, Net of Securities Sold Short and Written Options	$2,216,107	$1,766,259	$305,067	$144,781

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Security held by the Fund with an end of period value of $143,533 was transferred from Level 1 to Level 3 due to market delisting at period end
Securities held by the Fund with an end of period value of $9 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2025.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Rights	Warrants	Escrow Notes	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2024:	$ 1,251	$ 122(a)	$ 767	$ —	$ —(a)	$ 362
Net change in unrealized appreciation (depreciation)(b)	(12)	(12)	—	—	—	—
Transfers into Level 3(c)	143,542	143,542	—	—(a)	—	—
Balance as of June 30, 2025	$ 144,781	$ 143,652(a)	$ 767	$ —(a)	$ —(a)	$ 362
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025, was $(4,139).
(c) “Transfers into and/or from” represent the ending value as of June 30, 2025, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2025:
Investments in Securities – Assets	Ending Balance at June 30, 2025	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Common Stock:
Endeavor Group Holdings, Inc. Class A	$143,533	Market Approach	Spread (parent and subsidiary ownership)	8.1015 (6.8131 - 8.9796)	Decrease

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—7.3%
Information Technology—7.3%
ams-OSRAM AG RegS 2.125%, 11/3/27(1)	3,000EUR	$ 3,317
Dye & Durham Ltd. 144A 3.750%, 3/1/26(2)	4,686CAD	3,321
		6,638

Total Convertible Bonds and Notes (Identified Cost $6,406)		6,638

Corporate Bonds and Notes—56.4%
Communication Services—5.3%
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(2)(3)	$ 1,456	1,347
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(2)	2,141	2,179
Getty Images, Inc. 144A 9.750%, 3/1/27(2)	1,239	1,214
		4,740

Consumer Discretionary—12.5%
Dana, Inc. 4.250%, 9/1/30	3,708	3,655
Everi Holdings, Inc. 144A 5.000%, 7/15/29(2)	3,135	3,168
Mclaren Finance plc 144A 7.500%, 8/1/26(2)	4,452	4,455
		11,278

Consumer Staples—1.3%
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(2)	1,319	1,198
Energy—4.4%
California Resources Corp. 144A 7.125%, 2/1/26(2)	661	662
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/26(2)	1,358	1,358
Martin Midstream Partners LP 144A 11.500%, 2/15/28(2)	1,868	1,963
		3,983

Financials—15.4%
AssuredPartners, Inc.
144A 5.625%, 1/15/29(2)	2,957	2,949
144A 7.500%, 2/15/32(2)	1,264	1,354
Frontier Communications Holdings LLC
5.875%, 11/1/29	1,493	1,508
144A 6.000%, 1/15/30(2)	2,990	3,029
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(2)	712	637
Nationstar Mortgage Holdings, Inc.
144A 5.125%, 12/15/30(2)	439	444
144A 5.750%, 11/15/31(2)	2,603	2,644
Permian Resources Operating LLC 144A 8.000%, 4/15/27(2)	851	870
	Par Value	Value

Financials—continued
United Airlines, Inc. Pass-Through Trust 2016-2, B 3.650%, 4/7/27	$ 402	$ 399
		13,834

Industrials—11.9%
Dun & Bradstreet Corp. (The) 144A 5.000%, 12/15/29(2)	3,859	3,956
Latam Airlines Group S.A. 144A 13.375%, 10/15/29(2)	1,382	1,548
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)	1,694	1,682
Triumph Group, Inc. 144A 9.000%, 3/15/28(2)	3,424	3,578
		10,764

Materials—5.6%
Big River Steel LLC 144A 6.625%, 1/31/29(2)	3,130	3,155
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)	1,902	1,912
		5,067

Total Corporate Bonds and Notes (Identified Cost $50,367)		50,864

Leveraged Loans—8.6%
Aerospace—2.8%
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.500%) 8.780%, 1/15/27(4)	2,465	2,464
Media / Telecom - Telecommunications—5.8%
Lumen Technologies, Inc.
Tranche B-1 0.000%, 4/15/29(4)(5)	3,227	3,184
Tranche B-1 (1 month Term SOFR + 2.464%) 6.791%, 4/15/29(4)	800	789
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 11.296%, 5/13/27(4)	1,361	1,286
		5,259

Total Leveraged Loans (Identified Cost $7,788)		7,723

	Shares
Common Stock—0.0%
Financials—0.0%
Acropolis Infrastructure(6)(7)	6,145	—
Total Common Stock (Identified Cost $—)		—

Warrants—0.0%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(7)	986	—(8)
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Consumer Discretionary—0.0%
Allurion Technologies, Inc., 08/01/30(7)	1,074	$ —(8)
ECARX Holdings, Inc., 12/21/27(7)	2,800	—(8)
Grove Collaborative Holdings, 06/16/27(7)	983	—(8)
Zapp Electric Vehicles Group Ltd., 03/03/28(7)	601	—(8)
		—(8)

Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(7)	1,000	—
Alchemy Investments Acquisition Corp. 1, 06/26/28(7)	3,082	—(8)
Aldel Financial II, Inc., 10/10/29(7)	5,229	3
AltEnergy Acquisition Corp., 11/10/28(7)	243	—(8)
Andretti Acquisition Corp. II, 10/24/29(7)	6,104	2
Archimedes Tech SPAC Partners II Co., 04/02/30(7)	4,562	2
EVe Mobility Acquisition Corp., 12/31/28(6)(7)	1,945	—
Fact II Acquisition Corp., 12/20/29(7)	3,096	1
Goal Acquisitions Corp., 02/11/26(7)	10,907	—(8)
Graf Global Corp., 08/07/29(7)	2,871	1
Iron Horse Acquisitions Corp., 02/16/29(7)	4,884	—(8)
Newbury Street Acquisition Corp., 12/31/27(7)	2,435	—
RMG Acquisition Corp. III, 12/31/27(7)	1,120	—(8)
Roman DBDR Acquisition Corp. II, 02/03/30(7)	4,258	2
SIM Acquisition Corp. I, 08/28/29(7)	15,059	4
Slam Corp. Class A, 12/31/27(7)	217	—(8)
Spring Valley Acquisition Corp. II, 02/25/26(7)	525	—(8)
Stellar V Capital Corp., 03/24/30(7)	2,967	1
Target Global Acquisition I Corp., 12/31/27(7)	480	—(8)
Voyager Acquisition Corp., 05/16/31(7)	4,860	1
XBP Europe Holdings, Inc., 12/31/27(7)	1,227	—(8)
Zeo Energy Corp., 10/20/26(7)	282	—(8)
		17

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(7)	240	—(8)
Psyence Biomedical Ltd., 01/25/29(7)	733	—(8)
Tevogen Bio Holdings, Inc., 11/04/26(7)	325	—(8)
		—(8)

Industrials—0.0%
Bridger Aerospace Group Holdings, Inc., 01/25/28(7)	2,200	—(8)
Freightos Ltd., 01/23/28(7)	208	—(8)
Getaround, Inc., 03/09/26(7)	458	—
Volato Group, Inc., 12/03/28(7)	648	—(8)
Willow Lane Acquisition Corp., 12/28/29(7)	4,096	2
		2

Information Technology—0.0%
FOXO Technologies, Inc., 08/01/27(7)	1,072	—(8)
iLearningEngines Holdings, Inc., 03/02/26(7)	992	—
LeddarTech Holdings, Inc., 09/21/28(7)	3,202	—(8)
		—(8)

Total Warrants (Identified Cost $29)		19

	Shares/Units
Special Purpose Acquisition Companies—7.9%
Aifeex Nexus Acquisition Corp.(7)	12,570	128
Aifeex Nexus Acquisition Corp.(7)	12,570	2
	Shares/Units	Value
Andretti Acquisition Corp. II Class A(7)	19,112	$ 198
Archimedes Tech SPAC Partners II Co.(7)	9,124	93
Ares Acquisition Corp. II(7)	51,121	579
Armada Acquisition Corp. II(7)	18,766	191
Armada Acquisition Corp. II Class A(7)	7,830	79
Axiom Intelligence Acquisition Corp. 1(7)	5,462	55
Berto Acquisition Corp.(7)	2,354	25
BEST SPAC I Acquisition Corp.(7)	1,561	16
Bleichroeder Acquisition Corp. I(7)	38,757	400
Blue Acquisition Corp.(7)	6,244	63
Blue Water Acquisition Corp. III(7)	15,612	156
Cal Redwood Acquisition Corp.(7)	4,693	48
Cantor Equity Partners III, Inc. Class A(7)	1,570	17
Cartesian Growth Corp. II Class A(7)	10,365	124
Cartesian Growth Corp. III(7)	3,105	32
Cartesian Growth Corp. III Class A(7)	7,830	78
Centurion Acquisition Corp.(7)	4,268	45
ChampionsGate Acquisition Corp.(7)	1,871	19
Churchill Capital Corp. X(7)	6,251	64
Columbus Circle Capital Corp. I(7)	392	5
Copley Acquisition Corp.(7)	3,923	40
Copley Acquisition Corp. Class A(7)	3,362	34
Drugs Made In America Acquisition Corp.(7)	16,363	167
Drugs Made In America Acquisition Corp.(7)	16,363	2
Dune Acquisition Corp. II(7)	11,452	117
Dynamix Corp.(7)	3,125	32
EGH Acquisition Corp.(7)	2,334	24
ESH Acquisition Corp.(7)	4,387	—(8)
Fact II Acquisition Corp.(7)	6,192	64
FIGX Capital Acquisition Corp.(7)	2,669	27
Gesher Acquisition Corp. II(7)	7,636	78
GigCapital7 Corp. Class A(7)	17,375	180
Gores Holdings X, Inc.(7)	16,051	167
Graf Global Corp. Class A(7)	5,746	60
Iron Horse Acquisitions Corp.(7)	4,884	51
Iron Horse Acquisitions Corp.(7)	4,884	2
Jackson Acquisition Co. II(7)	15,635	4
Jackson Acquisition Co. II Class A(7)	15,635	161
Jena Acquisition Corp. II(7)	12,488	128
K&F Growth Acquisition Corp. II(7)	7,626	1
K&F Growth Acquisition Corp. II Class A(7)	7,626	78
Lakeshore Acquisition III Corp.(7)	13,775	140
Launch Two Acquisition Corp. Class A(7)	7,771	81
Lightwave Acquisition Corp.(7)	10,962	110
Mountain Lake Acquisition Corp.(7)	10,678	2
Mountain Lake Acquisition Corp. Class A(7)	10,678	110
New Providence Acquisition Corp. III(7)	38,183	399
NewHold Investment Corp. III(7)	6,928	71
Oxley Bridge Acquisition Ltd.(7)	6,264	63
Oyster Enterprises II Acquisition Corp.(7)	7,821	79
Perimeter Acquisition Corp. I(7)	4,671	49
Pioneer Acquisition I Corp.(7)	7,803	78
ProCap Acquisition Corp.(7)	757	8
Quetta Acquisition Corp.(7)	336	—(8)
Republic Digital Acquisition Co.(7)	2,354	25
Rising Dragon Acquisition Corp.(7)	12,024	124
Roman DBDR Acquisition Corp. II(7)	8,516	88
Silverbox Corp. IV Class A(7)	5,785	63
SIM Acquisition Corp. I Class A(7)	39,331	410
Sizzle Acquisition Corp. II(7)	7,834	80
Sizzle Acquisition Corp. II Class A(7)	5,480	55
Soulpower Acquisition Corp.(7)	15,360	156
Spark I Acquisition Corp.(7)	9,094	99
Spring Valley Acquisition Corp. II(7)	1,051	—(8)

See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares/Units	Value
Stellar V Capital Corp. Class A(7)	5,935	$ 61
Tavia Acquisition Corp.(7)	12,508	129
Tavia Acquisition Corp.(7)	12,508	2
Thayer Ventures Acquisition Corp. II(7)	782	8
UY Scuti Acquisition Corp.(7)	11,082	113
Vine Hill Capital Investment Corp. Class A(7)	12,508	130
Voyager Acquisition Corp.(7)	19,124	198
Wen Acquisition Corp.(7)	12,019	127
Willow Lane Acquisition Corp. Class A(7)	8,193	84
YHN Acquisition I Ltd.(7)	12,310	127
Yorkville Acquisition Corp.(7)	4,710	53
Total Special Purpose Acquisition Companies (Identified Cost $6,919)		7,156

	Shares
Escrow Notes—0.5%
Financials—0.5%
Altaba, Inc. Escrow(7)	327,452	442
Total Escrow Notes (Identified Cost $232)		442

Total Long-Term Investments—80.7% (Identified Cost $71,741)		72,842

Short-Term Investments—19.0%
Money Market Mutual Funds—19.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%)(9)	1,900,000	1,900
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(9)	1,900,000	1,900
Fidelity Treasury Only Portfolio - Institutional Shares (seven-day effective yield 4.150%)(9)	1,900,000	1,900
Fidelity Treasury Portfolio (seven-day effective yield 4.190%) Class I	1,900,000	1,900
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 4.118%)(9)	1,900,000	1,900
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 4.213%)(9)	1,900,000	1,900
Goldman Sachs Financial Square Treasury Obligations Fund - Standard Shares (seven-day effective yield 4.170%)(9)	1,900,000	1,900
Goldman Sachs Financial Square Treasury Solutions Fund - Standard Shares (seven-day effective yield 4.127%)(9)	1,900,000	1,900
Invesco Government & Agency Portfolio - Institutional Shares (seven-day effective yield 4.258%)(9)	1,900,000	1,900
Total Short-Term Investments (Identified Cost $17,100)		17,100

	Shares	Value

Securities Lending Collateral—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(9)(10)	1,355,536	$ 1,356
Total Securities Lending Collateral (Identified Cost $1,356)		1,356

TOTAL INVESTMENTS—101.2% (Identified Cost $90,197)		$91,298
Other assets and liabilities, net—(1.2)%		(1,075)
NET ASSETS—100.0%		$90,223

Abbreviations:
AMT	Alternative Minimum Tax
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
plc	Public Limited Company
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company

Footnote Legend:
(1)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $48,623 or 53.9% of net assets.
(3)	All or a portion of security is on loan.
(4)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	This loan will settle after June 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Non-income producing.
(8)	Amount is less than $500 (not in thousands).
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Country Weightings†
United States	78%
Cayman Islands	8
United Kingdom	5
Canada	4
Austria	3
Chile	2
Total	100%
† % of total investments as of June 30, 2025.
Forward foreign currency exchange contracts as of June 30, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	3,473	CAD	4,686	JPM	09/18/25	$18	$—
USD	3,258	EUR	2,850	JPM	12/17/25	—	(135)
Total						$18	$(135)

Over-the-counter total return swaps outstanding as of June 30, 2025 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Blackrock Municipal Income Quality Trust Mutual Fund	Pay	4.940% (0.610% + OBFR)	1 Month	GS	02/18/26	$519	$(18)	$—	$(18)
Blackrock Municipal Income Trust II Mutual Fund	Pay	4.940% (0.610% + OBFR)	1 Month	GS	07/14/26	95	— (3)	— (3)	—
Blackrock Municipal Income Trust Mutual Fund	Pay	4.940% (0.610% + OBFR)	1 Month	GS	07/14/26	92	— (3)	— (3)	—
Blackrock MuniHoldings Fund, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	07/14/26	364	— (3)	— (3)	—
Blackrock MuniHoldings Quality Fund II, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	07/14/26	311	1	1	—
Blackrock Muniyield Quality Fund, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	02/18/26	595	(30)	—	(30)
Blackrock Munyield Quality Fund III, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	03/06/26	85	(5)	—	(5)
Franklin Universal Trust (SBI) Mutual Fund	Pay	4.940% (0.610% + OBFR)	1 Month	GS	03/06/26	117	— (3)	— (3)	—
Invesco Municipal Opportunity Trust Mutual Fund	Pay	4.940% (0.610% + OBFR)	1 Month	GS	09/03/25	802	(72)	—	(72)
Invesco Value Municipal Income Trust Mutual Fund	Pay	4.940% (0.610% + OBFR)	1 Month	GS	02/18/26	666	(20)	—	(20)
Nuveen AMT-Free Municipal Credit Income Fund	Pay	4.940% (0.610% + OBFR)	1 Month	GS	02/18/26	593	(17)	—	(17)
Nuveen Municipal Value Fund, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	03/06/26	112	(2)	—	(2)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	5.230% (0.900% + OBFR)	1 Month	GS	08/27/25	75	(7)	—	(7)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	4.710% (0.380% + OBFR)	3 Month	JPM	12/26/25	3	— (3)	—	— (3)
Pershing Square Escrow(4)	Pay	5.540% (1.210% + OBFR)	1 Month	GS	10/31/25	—(3)	— (3)	—	— (3)
Pershing Tontine Spar(4)	Pay	5.540% (1.210% + OBFR)	1 Month	GS	10/31/25	—(3)	1	1	—
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2025 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Saba Capital Income & Opportunities Fund	Pay	4.940% (0.610% + OBFR)	1 Month	GS	05/27/26	$196	$16	$16	$—
Saba Capital Income & Opportunities Fund	Pay	4.710% (0.380% + OBFR)	3 Month	JPM	08/22/25	3	— (3)	— (3)	—
							(153)	18	(171)
Total							$(153)	$18	$(171)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	Amount is less than $500 (not in thousands).
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$6,638	$—	$6,638	$—
Corporate Bonds and Notes	50,864	—	50,864	—
Leveraged Loans	7,723	—	7,723	—
Equity Securities:
Common Stock	—(1)	—	—	—(1)
Warrants	19	19	—	—(1)
Special Purpose Acquisition Companies	7,156	7,105	51	—
Escrow Notes	442	—	442	—
Money Market Mutual Funds	17,100	17,100	—	—
Securities Lending Collateral	1,356	1,356	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	18	—	18	—
Over-the-Counter Total Return Swaps*	18	—	17	1
Total Assets	91,334	25,580	65,753	1
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(135)	—	(135)	—
Over-the-Counter Total Return Swaps*	(171)	—	(171)	—(2)
Total Liabilities	(306)	—	(306)	—(2)
Total Investments	$91,028	$25,580	$65,447	$1

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of zero ($0) were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2025.
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value
Convertible Bonds and Notes—3.8%
Information Technology—3.8%
ams-OSRAM AG RegS 2.125%, 11/3/27(2)	3,800EUR	$ 4,202
Dye & Durham Ltd. 144A 3.750%, 3/1/26(3)	1,176CAD	833
		5,035

Total Convertible Bonds and Notes (Identified Cost $4,891)		5,035

Corporate Bonds and Notes—24.8%
Communication Services—1.9%
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(3)	$ 2,780	2,571
Consumer Discretionary—2.8%
Everi Holdings, Inc. 144A 5.000%, 7/15/29(3)	486	491
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(3)	673	675
Mclaren Finance plc 144A 7.500%, 8/1/26(3)	2,625	2,627
		3,793

Consumer Staples—0.4%
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(3)	538	489
Energy—3.7%
California Resources Corp. 144A 7.125%, 2/1/26(3)	184	184
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/26(3)	4,826	4,827
		5,011

Financials—3.9%
AssuredPartners, Inc. 144A 5.625%, 1/15/29(3)	2,942	2,934
Frontier Communications Holdings LLC
5.875%, 11/1/29	553	558
144A 6.000%, 1/15/30(3)	1,093	1,107
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(3)	555	497
United Airlines, Inc. Pass-Through Trust 2016-2, B 3.650%, 4/7/27	113	113
		5,209

Industrials—7.6%
Dun & Bradstreet Corp. (The) 144A 5.000%, 12/15/29(3)	2,820	2,891
La Financiere Atalian PIK 8.500%, 6/30/28(4)	—EUR(5)	—(5)
Latam Airlines Group S.A. 144A 13.375%, 10/15/29(3)	1,406	1,575
	Par Value(1)	Value

Industrials—continued
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(3)(6)	$ 5,703	$ 5,663
		10,129

Information Technology—0.6%
Hewlett Packard Enterprise Co.
4.850%, 10/15/31	646	645
5.000%, 10/15/34	163	158
		803

Materials—3.5%
Illuminate Buyer LLC 144A 9.000%, 7/1/28(3)(6)	4,722	4,745
Utilities—0.4%
Venture Global Plaquemines LNG LLC
144A 6.500%, 1/15/34(3)	250	250
144A 6.750%, 1/15/36(3)	250	250
		500

Total Corporate Bonds and Notes (Identified Cost $32,781)		33,250

Leveraged Loans—4.6%
Aerospace—2.2%
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.500%) 8.780%, 1/15/27(7)	2,998	2,998
Media / Telecom - Telecommunications—2.4%
Lumen Technologies, Inc. Tranche B-1 0.000%, 4/15/29(7)(8)	608	600
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 11.296%, 5/13/27(7)	2,723	2,572
		3,172

Total Leveraged Loans (Identified Cost $6,289)		6,170

	Shares
Closed-End Funds—4.1%
Equity Funds—4.1%
BlackRock Municipal Income Quality Trust	52,916	559
BlackRock MuniHoldings Fund, Inc.	22,077	247
BlackRock MuniHoldings Quality Fund II, Inc.	22,077	211
BlackRock MuniYield Quality Fund III, Inc.	34,978	367
BlackRock MuniYield Quality Fund, Inc.	70,855	787
Franklin Universal Trust	51,047	389
Invesco Municipal Opportunity Trust	38,867	357
Invesco Value Municipal Income Trust	90,772	1,057
Nuveen AMT-Free Municipal Credit Income Fund	67,123	801
Nuveen Municipal Value Fund, Inc.	42,616	370
Nuveen New York AMT-Free Quality Municipal Income Fund	14,608	145
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value
Equity Funds—continued
Saba Capital Income & Opportunities Fund	29,430	$ 237
		5,527

Total Closed-End Funds (Identified Cost $5,638)		5,527

Preferred Stock—0.4%
Financials—0.4%
Federal National Mortgage Association Series S, 8.250%(7)	36,324	545
Total Preferred Stock (Identified Cost $408)		545

Common Stocks—31.8%
Communication Services—15.7%
Comcast Corp. Class A(6)	57,500	2,052
Endeavor Group Holdings, Inc. Class A (9)(10)	389,302	11,788
Frontier Communications Parent, Inc.(11)	15,040	548
IAC, Inc.(11)	1,505	56
Interpublic Group of Cos., Inc. (The)(6)	116,041	2,841
Liberty Broadband Corp. Class A(6)(11)	38,657	3,781
		21,066

Consumer Discretionary—3.2%
Everi Holdings, Inc.(11)	27,892	397
International Game Technology plc	119,000	1,881
Skechers USA, Inc. Class A(11)	30,677	1,936
		4,214

Consumer Staples—0.2%
Kellanova	3,369	268
Energy—1.3%
ChampionX Corp.(6)	42,325	1,051
Parkland Corp.	23,749	672
		1,723

Financials—7.6%
Acropolis Infrastructure(9)(11)	39,798	—
Cantaloupe, Inc.(11)	68,688	755
CI Financial Corp.	122,916	2,860
Guild Holdings Co. Class A	6,741	133
MidCap Financial Investment Corp.	7,702	97
Mr. Cooper Group, Inc.(6)(11)	26,208	3,911
Pacific Premier Bancorp, Inc.	13,177	278
ProAssurance Corp.(6)(11)	96,214	2,197
		10,231

Health Care—0.5%
Amedisys, Inc.(11)	2,080	204
Blueprint Medicines Corp.(11)	3,120	400
Inhibrx, Inc.(11)	35,267	40
		644

	Shares	Value

Industrials—1.9%
Dun & Bradstreet Holdings, Inc.	22,847	$ 208
GMS, Inc.(11)	2,662	289
Herc Holdings, Inc.	280	37
Honeywell International, Inc.	4,400	1,025
Spirit AeroSystems Holdings, Inc. Class A(11)	25,936	989
		2,548

Information Technology—0.3%
E2open Parent Holdings, Inc.(11)	103,881	336
Juniper Networks, Inc.	2,250	90
		426

Materials—1.1%
DuPont de Nemours, Inc.	22,200	1,523
Total Common Stocks (Identified Cost $41,021)		42,643

Rights—0.3%
Financials—0.0%
Pershing Tontine Spar, 09/29/33(9)(11)	11,093	5
Health Care—0.1%
Akouos, Inc., 12/31/49(9)(11)	26,079	20
Bristol-Myers Squibb Co., 12/31/35(9)(11)	169,085	169
		189

Materials—0.2%
Pan American Silver Corp., 12/31/48(11)	930,417	228
Total Rights (Identified Cost $568)		422

Warrants—0.0%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(11)	17,099	2
GIBO Holdings Ltd., 05/08/30(11)	6,595	—(5)
		2

Consumer Discretionary—0.0%
Allurion Technologies, Inc., 08/01/30(11)	13,340	—(5)
ECARX Holdings, Inc., 12/21/27(11)	27,750	2
Grove Collaborative Holdings, 06/16/27(11)	20,136	—(5)
Zapp Electric Vehicles Group Ltd., 03/03/28(11)	13,420	—(5)
		2

Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(11)	25,800	—
Alchemy Investments Acquisition Corp. 1, 06/26/28(11)	17,935	2
Aldel Financial II, Inc., 10/10/29(11)	11,683	6
AltEnergy Acquisition Corp., 11/10/28(11)	5,160	—(5)
Archimedes Tech SPAC Partners II Co., 04/02/30(11)	7,214	3
Cartesian Growth Corp. II, 07/12/28(11)	5,799	1
Corner Growth Acquisition Corp., 12/31/27(9)(11)	20,673	—
EVe Mobility Acquisition Corp., 12/31/28(9)(11)	12,551	—
Goal Acquisitions Corp., 02/11/26(11)	272,843	3

See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Financials—continued
Iron Horse Acquisitions Corp., 02/16/29(11)	31,641	$ 2
Jaws Mustang Acquisition Corp., 01/30/26(11)	23,996	1
Keen Vision Acquisition Corp., 09/15/28(11)	67,562	4
Newbury Street Acquisition Corp., 12/31/27(11)	28,549	—(5)
Newbury Street II Acquisition Corp., 12/29/29(11)	12,867	2
RMG Acquisition Corp. III, 12/31/27(11)	20,895	—(5)
Roman DBDR Acquisition Corp. II, 02/03/30(11)	7,615	4
Slam Corp. Class A, 12/31/27(11)	43,478	1
Spark I Acquisition Corp., 11/27/28(11)	28,847	6
Spring Valley Acquisition Corp. II, 02/25/26(11)	3,247	—(5)
Stellar V Capital Corp., 03/24/30(11)	4,836	1
Target Global Acquisition I Corp., 12/31/27(11)	10,328	—(5)
Whole Earth Brands, Inc., 07/25/25(9)(11)	7,431	—
XBP Europe Holdings, Inc., 12/31/27(11)	14,261	—(5)
Zeo Energy Corp., 10/20/26(11)	5,942	—(5)
		36

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(11)	5,078	—(5)
Tevogen Bio Holdings, Inc., 11/04/26(11)	6,900	—(5)
		—(5)

Industrials—0.0%
Bridger Aerospace Group Holdings, Inc., 01/25/28(11)	27,000	2
Freightos Ltd., 01/23/28(11)	4,398	1
Getaround, Inc., 03/09/26(11)	11,166	—(5)
Volato Group, Inc., 12/03/28(11)	13,646	—(5)
Willow Lane Acquisition Corp., 12/28/29(11)	8,608	3
		6

Information Technology—0.0%
FOXO Technologies, Inc., 08/01/27(11)	26,187	—(5)
iLearningEngines Holdings, Inc., 03/02/26(11)	60,113	—(5)
LeddarTech Holdings, Inc., 09/21/28(11)	58,973	—(5)
Movella Holdings, Inc., 12/31/27(11)	11,102	—(5)
Veea, Inc., 03/18/26(11)	17,325	3
		3

Total Warrants (Identified Cost $407)		49

	Shares/Units
Special Purpose Acquisition Companies—7.5%
Archimedes Tech SPAC Partners II Co.(11)	14,429	148
Ares Acquisition Corp. II(11)	57,818	655
Armada Acquisition Corp. II(11)	28,135	286
Armada Acquisition Corp. II Class A(11)	11,621	117
Axiom Intelligence Acquisition Corp. 1(11)	8,143	82
Bayview Acquisition Corp. Class A(11)	8,153	92
Berto Acquisition Corp.(11)	3,518	38
BEST SPAC I Acquisition Corp.(11)	2,328	23
Blue Acquisition Corp.(11)	9,311	93
Blue Water Acquisition Corp. III(11)	23,244	233
Cal Redwood Acquisition Corp.(11)	7,000	72
Cantor Equity Partners III, Inc. Class A(11)	2,328	25
Cartesian Growth Corp. III(11)	4,645	47
Cartesian Growth Corp. III Class A(11)	11,621	116
ChampionsGate Acquisition Corp.(11)	2,797	28
Churchill Capital Corp. X(11)	9,372	97
	Shares/Units	Value
CO2 Energy Transition Corp.(11)	102,834	$ 1,039
Columbus Circle Capital Corp. I(11)	586	7
Copley Acquisition Corp.(11)	5,864	59
Copley Acquisition Corp. Class A(11)	5,016	50
Dune Acquisition Corp. II(11)	17,132	174
Dynamix Corp.(11)	4,667	48
EGH Acquisition Corp.(11)	3,495	36
ESH Acquisition Corp.(11)	34,175	2
FG Merger II Corp.(11)	67,979	671
FIGX Capital Acquisition Corp.(11)	3,958	40
Gesher Acquisition Corp. II(11)	11,360	116
Gores Holdings X, Inc.(11)	24,015	250
Iron Horse Acquisitions Corp.(11)	31,641	16
Jackson Acquisition Co. II Class A(11)	9,982	103
Jena Acquisition Corp. II(11)	18,687	192
K&F Growth Acquisition Corp. II(11)	12,053	1
K&F Growth Acquisition Corp. II Class A(11)	12,053	123
Lakeshore Acquisition III Corp.(11)	20,607	210
Lightwave Acquisition Corp.(11)	16,268	163
Maywood Acquisition Corp. Class A(11)	3,147	32
Mountain Lake Acquisition Corp.(11)	19,099	3
Mountain Lake Acquisition Corp. Class A(11)	60,896	625
New Providence Acquisition Corp. III(11)	57,107	597
Newbury Street II Acquisition Corp. Class A(11)	32,960	339
Oxley Bridge Acquisition Ltd.(11)	9,296	93
Oyster Enterprises II Acquisition Corp.(11)	11,728	119
Perimeter Acquisition Corp. I(11)	7,008	73
Pioneer Acquisition I Corp.(11)	11,633	116
ProCap Acquisition Corp.(11)	1,135	12
Quartzsea Acquisition Corp.(11)	33,242	334
Real Asset Acquisition Corp. Class A(11)	11,568	118
Republic Digital Acquisition Co.(11)	3,518	37
Roman DBDR Acquisition Corp. II(11)	15,231	157
Siddhi Acquisition Corp. Class A(11)	31,857	322
Sizzle Acquisition Corp. II(11)	11,873	121
Sizzle Acquisition Corp. II Class A(11)	8,184	82
Soulpower Acquisition Corp.(11)	23,281	237
Spring Valley Acquisition Corp. II(11)	6,495	1
Stellar V Capital Corp. Class A(11)	9,672	99
Thayer Ventures Acquisition Corp. II(11)	13,191	134
Titan Acquisition Corp.(11)	24,971	254
UY Scuti Acquisition Corp.(11)	4,727	48
Vine Hill Capital Investment Corp. Class A(11)	18,492	192
Wen Acquisition Corp.(11)	17,948	190
Willow Lane Acquisition Corp. Class A(11)	17,216	176
Wintergreen Acquisition Corp.(11)	211	2
Yorkville Acquisition Corp.(11)	6,984	79
Total Special Purpose Acquisition Companies (Identified Cost $9,878)		10,044

	Shares
Purchased Options—0.2%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $465)		220

Escrow Notes—1.6%
Financials—1.6%
Altaba, Inc. Escrow(11)	1,637,713	2,211

See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Financials—continued
Pershing Square Escrow(9)(11)	44,373	$ —
		2,211

Total Escrow Notes (Identified Cost $1,817)		2,211

Total Long-Term Investments—79.1% (Identified Cost $104,163)		106,116

Short-Term Investment—4.3%
Money Market Mutual Fund—4.3%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 4.118%)(12)	5,704,355	5,704
Total Short-Term Investment (Identified Cost $5,704)		5,704

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—83.4% (Identified Cost $109,867)		111,820

Securities Sold Short—(4.2)%

Common Stocks—(4.2)%
Communication Services—(0.9)%
Charter Communications, Inc. Class A(11)	(2,949)	(1,205)
Financials—(0.2)%
Columbia Banking System, Inc.	(12,055)	(282)
Industrials—(0.0)%
Herc Holdings, Inc.	(280)	(37)
Real Estate—(3.1)%
Redfin Corp.(11)	(363,630)	(4,069)
Total Securities Sold Short (Identified Proceeds $(5,099))		(5,593)

Written Options—(1.0)%
(See open written options schedule)
Total Written Options (Premiums Received $1,296)		(1,329)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—78.2% (Identified Cost $103,472)		$104,898
Other assets and liabilities, net—21.8%		29,168
NET ASSETS—100.0%		$134,066
Abbreviations:
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
PIK	Payment-in-Kind Security
plc	Public Limited Company
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $32,609 or 24.3% of net assets.
(4)	26% of the income received was in cash and 74% was in PIK.
(5)	Amount is less than $500 (not in thousands).
(6)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $20,040.
(7)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(8)	This loan will settle after June 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	Delisted security. As of June 30, 2025, the common stock is classified as a Level 3 investment due to the absence of observable market inputs and had a cost of $10,640 and its market value represents 8.8% of total net assets. The security was delisted on March 24, 2025 and is currently subject to appraisal rights proceedings in connection with an acquisition. Due to the uncertainty of fair valuation in the absence of an active market and the pending legal proceedings, the fair value of the security may differ materially from the presented estimated fair value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Foreign Currencies:
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Country Weightings†
United States	78%
Cayman Islands	8
Canada	4
United Kingdom	4
Austria	4
Chile	2
Total	100%
†% of total investments, net of securities sold short and written options, as of June 30, 2025.
Open purchased options contracts as of June 30, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Boeing Co. (The)	42	$630	$150.00	07/18/25	$—(3)
Boeing Co. (The)	22	330	150.00	09/19/25	2
Comcast Corp.	575	1,725	30.00	08/15/25	8
DuPont de Nemours, Inc.	594	3,713	62.50	09/19/25	83
Honeywell International, Inc.	171	3,420	200.00	09/19/25	19
International Game Technology plc	399	559	14.00	07/18/25	4
International Game Technology plc	1,803	2,705	15.00	08/15/25	94
Phillips 66	54	540	100.00	07/18/25	1
SPDR S&P 500® ETF Trust	127	7,303	575.00	07/18/25	9
Total Purchased Options					$220
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Open written options contracts as of June 30, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Boeing Co. (The)	(31)	$(636)	$205.00	07/18/25	$(25)
Boeing Co. (The)	(16)	(328)	205.00	09/19/25	(26)
Comcast Corp.	(575)	(2,013)	35.00	08/15/25	(99)
DuPont de Nemours, Inc.	(594)	(4,010)	67.50	09/19/25	(261)
Honeywell International, Inc.	(171)	(3,762)	220.00	09/19/25	(291)
IAC, Inc.	(1,079)	(3,777)	35.00	08/15/25	(383)
International Game Technology plc	(399)	(638)	16.00	07/18/25	(12)
International Game Technology plc	(1,803)	(2,885)	16.00	08/15/25	(140)
Phillips 66	(54)	(621)	115.00	07/18/25	(32)
SPDR S&P 500® ETF Trust	(38)	(2,322)	611.00	07/18/25	(48)
					(1,317)
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Open written options contracts as of June 30, 2025 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Paramount Global	(285)	$(285)	$10.00	08/15/25	$(11)
SPDR S&P 500® ETF Trust	(25)	(1,350)	540.00	07/18/25	(1)
					(12)
Total Written Options					$(1,329)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Forward foreign currency exchange contracts as of June 30, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GBP	268	USD	362	GS	07/15/25	$5	$—
GBP	414	USD	562	GS	09/04/25	7	—
GBP	156	USD	212	JPM	09/04/25	3	—
JPY	27,799	USD	196	GS	07/16/25	—	(2)
SEK	9,399	USD	979	GS	07/02/25	15	—
USD	981	SEK	9,399	GS	07/02/25	—	(13)
USD	345	GBP	268	GS	07/15/25	—	(22)
USD	180	JPY	27,799	GS	07/16/25	—	(14)
USD	2,861	CAD	3,933	JPM	08/14/25	—	(35)
USD	937	EUR	816	GS	09/04/25	—	(28)
USD	224	EUR	195	JPM	09/04/25	—	(7)
USD	561	GBP	414	GS	09/04/25	—	(7)
USD	212	GBP	156	JPM	09/04/25	—	(2)
USD	872	CAD	1,176	JPM	09/18/25	5	—
USD	468	JPY	68,218	GS	10/15/25	—	(12)
USD	1,415	EUR	1,222	GS	10/20/25	—	(35)
USD	2,418	EUR	2,103	GS	11/05/25	—	(80)
USD	688	CAD	950	JPM	11/14/25	—	(14)
USD	4,175	EUR	3,610	JPM	12/17/25	—	(124)
Total						$35	$(395)

Over-the-counter total return swaps outstanding as of June 30, 2025 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
ABIOMED, Inc.(3)	Pay	5.080% (0.750% + OBFR)	1 Month	BAML	04/03/26	$—(4)	$7	$7	$—
Amedisys, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	09/23/25	579	12	12	—
Azek Co., Inc. (The)	Pay	4.710% (0.380% + OBFR)	3 Month	JPM	05/15/26	3,476	515	515	—
Bristol-Myers Squibb Co.(3),(5)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	03/03/26	—(4)	25	25	—
Brookfield Property Preferred LP	Pay	5.080% (0.750% + OBFR)	1 Month	BAML	03/06/26	63	(4)	—	(4)
Championx Corp.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	11/13/25	5,260	(1,180)	—	(1,180)
Covestro AG	Pay	4.940% (0.610% + OBFR)	1 Month	GS	12/31/25	1,241	159	159	—
Dupont De Nemours, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	12/23/25	3,100	(553)	—	(553)
Everi Holdings, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	12/16/25	1,399	89	89	—
Frontier Communications Parent, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	07/07/26	2,605	(4)	—	(4)
Frontier Communications Parent, Inc.	Pay	4.710% (0.380% + OBFR)	3 Month	JPM	02/17/26	2,050	48	48	—
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2025 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Hess Corp.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	11/12/25	$1,822	$13	$13	$—
Hess Corp.	Pay	4.710% (0.380% + OBFR)	3 Month	JPM	03/24/26	18,325	(1,544)	—	(1,544)
Honeywell International, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	03/24/26	2,692	262	262	—
IAC, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	04/13/26	4,603	(637)	—	(637)
International Game Technology plc	Pay	4.940% (0.610% + OBFR)	1 Month	GS	11/18/25	2,088	(492)	—	(492)
Juniper Networks, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	03/19/26	1,836	189	189	—
Just Eat Takeaway.com N.V.	Pay	5.180% (0.850% + OBFR)	1 Month	GS	05/06/26	2,286	82	82	—
Kellanova	Pay	4.940% (0.610% + OBFR)	1 Month	GS	11/04/25	7,494	(119)	—	(119)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	4.710% (0.380% + OBFR)	3 Month	JPM	12/26/25	330	(29)	—	(29)
Phillips 66	Pay	4.940% (0.610% + OBFR)	1 Month	GS	03/27/26	656	(12)	—	(12)
Saba Capital Income & Opportunities Fund	Pay	4.940% (0.610% + OBFR)	1 Month	GS	05/27/26	214	18	18	—
Saba Capital Income & Opportunities Fund	Pay	4.710% (0.380% + OBFR)	3 Month	JPM	08/22/25	69	8	8	—
Topcon	Pay	4.940% (0.610% + OBFR)	1 Month	GS	06/16/26	450	18	18	—
Vivendi SE	Pay	4.940% (0.610% + OBFR)	1 Month	GS	07/22/26	898	39	39	—
Vivendi SE	Pay	4.880% (0.550% + OBFR)	3 Month	JPM	01/30/26	171	53	53	—
							(3,037)	1,537	(4,574)
Short Total Return Swap Contracts
Charter Communications, Inc.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	03/03/26	(2,356)	(162)	—	(162)
Chevron Corp.	Receive	4.080% ((0.250)% + OBFR)	3 Month	JPM	11/28/25	(20,828)	1,088	1,088	—
James Hardie Industries plc	Receive	3.930% ((0.400)% + OBFR)	1 Month	GS	05/06/26	(348)	(108)	—	(108)
James Hardie Industries plc	Receive	3.671% ((0.659)% + OBFR)	3 Month	JPM	05/04/26	(1,403)	(227)	—	(227)
Omnicom Group	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	02/03/26	(3,187)	297	297	—
Pan American Silver Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	12/02/25	(1,153)	(158)	—	(158)
Schlumberger Ltd.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	07/03/26	(4,991)	(105)	—	(105)
							625	1,385	(760)
Total							$(2,412)	$2,922	$(5,334)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Amount is less than $500 (not in thousands).
(5)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$5,035	$—	$5,035	$—
Corporate Bonds and Notes	33,250	—	33,250	—
Leveraged Loans	6,170	—	6,170	—
Equity Securities:
Closed-End Funds	5,527	5,527	—	—
Preferred Stock	545	545	—	—
Common Stocks	42,643	30,815	40	11,788(1)
Rights	422	228	—	194
Warrants	49	49	—	—(1)
Special Purpose Acquisition Companies	10,044	10,044	—	—
Escrow Notes	2,211	—	2,211	—(1)
Money Market Mutual Fund	5,704	5,704	—	—
Other Financial Instruments:
Purchased Options	220	207	13	—
Forward Foreign Currency Exchange Contracts*	35	—	35	—
Over-the-Counter Total Return Swaps*	2,922	—	2,890	32
Total Assets	114,777	53,119	49,644	12,014
Liabilities:
Securities Sold Short:
Common Stocks	(5,593)	(5,593)	—	—
Other Financial Instruments:
Written Options	(1,329)	(774)	(555)	—
Forward Foreign Currency Exchange Contracts*	(395)	—	(395)	—
Over-the-Counter Total Return Swaps*	(5,334)	—	(5,334)	—
Total Liabilities	(12,651)	(6,367)	(6,284)	—
Total Investments, Net of Securities Sold Short and Written Options	$102,126	$46,752	$43,360	$12,014

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Security held by the Fund with an end of period value of $11,788 was transferred from Level 1 to Level 3 due to market delisting at period end.
Securities held by the Fund with an end of period value of zero ($0) were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Rights	Warrants	Escrow Notes	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2024:	$ 227	$ —(a)	$ 194	$ —	$ —(a)	$ 33
Net change in unrealized appreciation (depreciation)(b)	(1)	—	—	—	—	(1)
Transfers into Level 3(c)	11,788	11,788	—	—(a)	—	—
Balance as of June 30, 2025	$ 12,014	$ 11,788(a)	$ 194	$ —(a)	$ —(a)	$ 32
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025, was $(399).
(c) Transfers into and/or from represent the ending value as of June 30, 2025, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2025:
Investments in Securities – Assets	Ending Balance at June 30, 2025	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Common Stock:
Endeavor Group Holdings, Inc. Class A	$11,788	Market Approach	Spread (parent and subsidiary ownership)	8.1015 (6.8131 - 8.9796)	Decrease

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited)
JUNE 30, 2025
(Reported in thousands except shares and per share amounts)
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Assets
Investment in securities at value(1)(2)	$2,130,898	$91,298	$111,820
Investment in affiliates at value(3)	175,369	—	—
Foreign currency at value(4)	—	5	13
Cash	40,715	2,434	3,706
Due from broker for swap contracts	94,640	4	3
Cash pledged as collateral for derivatives and securities sold short	39,551	800	28,753
Over-the-counter swaps at value	21,964	18	2,922
Unrealized appreciation on forward foreign currency exchange contracts	349	18	35
Receivables
Investment securities sold	2,743	100	504
Fund shares sold	2,218	400	2
Dividends and interest	4,122	1,212	856
Tax reclaims	851	—	—(a)
Securities lending income	1	1	—
Prepaid Trustees’ retainer	41	2	—
Prepaid expenses	—	21	35
Other assets	133	5	8
Total assets	2,513,595	96,318	148,657
Liabilities
Written options at value(5)	1,316	—	1,329
Securities sold short at value(6)	97,870	—	5,593
Over-the-counter swaps at value	10,048	171	5,334
Unrealized depreciation on forward foreign currency exchange contracts	3,239	135	395
Payables
Fund shares repurchased	1,156	197	48
Investment securities purchased	40,524	4,090	1,582
Collateral on securities loaned	1	1,356	—
Investment advisory fees	1,799	78	122
Distribution and service fees	86	1	—(a)
Administration and accounting fees	229	20	24
Transfer agent and sub-transfer agent fees and expenses	402	16	92
Professional fees	31	20	36
Trustee deferred compensation plan	133	5	8
Interest expense and/or commitment fees	16	—(a)	3
Other accrued expenses	74	6	25
Total liabilities	156,924	6,095	14,591
Commitments and contingencies (Note 4D)	—	—	—
Net Assets	$2,356,671	$90,223	$134,066
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$2,223,552	$87,272	$125,018
Accumulated earnings (loss)	133,119	2,951	9,048
Net Assets	$2,356,671	$90,223	$134,066
Net Assets:
Class A	$417,994	$5,220	$2,407
Class I	$1,938,677	$85,003	$131,659
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	23,284,542	446,369	220,360
Class I	109,247,105	7,425,296	11,869,399
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
June 30, 2025
(Reported in thousands except shares and per share amounts)
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Net Asset Value and Redemption Price Per Share:(b)
Class A	$17.95	$11.69	$10.92
Class I	$17.75	$11.45	$11.09
Maximum Offering Price Per Share (NAV/(1-5.50%)):
Class A	$18.99	$12.37	$11.56
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$2,083,992	$90,197	$109,867
(2) Market value of securities on loan	$1	$1,320	$—
(3) Investment in affiliates at cost	$165,356	$—	$—
(4) Foreign currency at cost	$—	$5	$13
(5) Written options premiums received	$1,204	$—	$1,296
(6) Securities sold short proceeds	$90,243	$—	$5,099

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED June 30, 2025
($ reported in thousands)
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Investment Income
Dividends	$11,333	$89	$397
Interest	6,233	2,353	2,080
Securities lending, net of fees	5	2	—(a)
Foreign taxes withheld	(36)	—	(3)
Total investment income	17,535	2,444	2,474
Expenses
Investment advisory fees	11,548	433	793
Distribution and service fees, Class A	518	6	3
Administration and accounting fees	1,151	57	79
Transfer agent fees and expenses	507	19	28
Sub-transfer agent fees and expenses, Class A	272	2	2
Sub-transfer agent fees and expenses, Class I	829	36	68
Custodian fees	9	1	4
Printing fees and expenses	81	5	16
Professional fees	104	25	42
Interest expense and/or commitment fees	9	—(a)	2
Registration fees	35	18	19
Trustees’ fees and expenses	87	3	9
Miscellaneous expenses	135	8	22
Total expenses	15,285	613	1,087
Dividend and interest expense on securities sold short	87	— (a)	15
Total expenses, including dividend and interest expense on securities sold short	15,372	613	1,102
Less net expenses reimbursed and/or waived by investment adviser(1)	(1,164)	—	(124)
Plus net expenses recaptured(1)	—	20	—
Net expenses	14,208	633	978
Net investment income (loss)	3,327	1,811	1,496
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	46,905	303	2,167
Investments in affiliates	236	—	—
Securities sold short	(665)	—	190
Foreign currency transactions	(9)	35	97
Forward foreign currency exchange contracts	(1,237)	(61)	(281)
Written options	(8,947)	—	1,211
Swaps	47,001	(62)	3,695
Net change in unrealized appreciation (depreciation) on:
Investments	46,977	922	(274)
Investments in affiliates	8,103	—	—
Securities sold short	(9,253)	—	(577)
Foreign currency transactions	66	4	11
Forward foreign currency exchange contracts	(6,393)	(276)	(869)
Written options	(1,036)	—	(297)
Swaps	(14,838)	(170)	(762)
Net realized and unrealized gain (loss) on investments	106,910	695	4,311
Net increase (decrease) in net assets resulting from operations	$110,237	$2,506	$5,807

(a)	Amount is less than $500 (not in thousands).
(1)	See Notes 4C and 4D in the Notes to Financial Statements.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)
	The Merger Fund		Westchester Credit Event Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$3,327	$18,936	$1,811	$3,774
Net realized gain (loss)	83,284	98,928	215	1,600
Net change in unrealized appreciation (depreciation)	23,626	(31,304)	480	19
Increase (decrease) in net assets resulting from operations	110,237	86,560	2,506	5,393
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(13,348)	—	(174)
Class I	—	(70,082)	—	(4,096)
Total dividends and distributions to shareholders	—	(83,430)	—	(4,270)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(23,141)	(130,187)	1,664	492
Class I	(48,131)	(375,245)	4,761	5,697
Increase (decrease) in net assets from capital transactions	(71,272)	(505,432)	6,425	6,189
Net increase (decrease) in net assets	38,965	(502,302)	8,931	7,312
Net Assets
Beginning of period	2,317,706	2,820,008	81,292	73,980
End of Period	$2,356,671	$2,317,706	$90,223	$81,292
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	Westchester Event-Driven Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,496	$7,421
Net realized gain (loss)	7,079	8,898
Net change in unrealized appreciation (depreciation)	(2,768)	(3,385)
Increase (decrease) in net assets resulting from operations	5,807	12,934
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(216)
Class I	—	(5,024)
Total dividends and distributions to shareholders	—	(5,240)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(1,116)	(574)
Class I	(6,981)	(350,492)
Increase (decrease) in net assets from capital transactions	(8,097)	(351,066)
Net increase (decrease) in net assets	(2,290)	(343,372)
Net Assets
Beginning of period	136,356	479,728
End of Period	$134,066	$136,356
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

The Merger Fund
Class A
1/1/25 to 6/30/25(8)	$17.14	— (9)	—	0.81	0.81	—	—	—	0.81	$17.95	4.73%	$417,994	1.47% (10)	1.57%	0.05%	63%
1/1/24 to 12/31/24	17.14	0.08	0.02	0.45	0.55	(0.30)	(0.25)	(0.55)	—	17.14	3.27	421,873	1.48 (10)	1.59	0.49	153
1/1/23 to 12/31/23	16.88	0.02	—	0.68	0.70	(0.44)	—	(0.44)	0.26	17.14	4.18	550,230	1.50 (10)	1.61	0.12	218
1/1/22 to 12/31/22	17.35	(0.02)	—	0.14	0.12	(0.14)	(0.45)	(0.59)	(0.47)	16.88	0.71	737,427	1.50 (10)	1.59	(0.14)	196
1/1/21 to 12/31/21	17.43	(0.10) (11)	—	0.07	(0.03)	— (9)	(0.05)	(0.05)	(0.08)	17.35	(0.19)	851,000	1.54 (10)	1.61	(0.59)	162
1/1/20 to 12/31/20	17.17	(0.04) (11)	—	0.88	0.84	(0.13)	(0.45)	(0.58)	0.26	17.43	4.87	920,000	1.49 (10)	1.51	(0.22)	188
Class I
1/1/25 to 6/30/25(8)	$16.92	0.03	—	0.80	0.83	—	—	—	0.83	$17.75	4.85%	$1,938,677	1.18% (12)	1.28%	0.34%	63%
1/1/24 to 12/31/24	16.96	0.13	0.02	0.44	0.59	(0.38)	(0.25)	(0.63)	(0.04)	16.92	3.54	1,895,833	1.19 (12)	1.29	0.78	153
1/1/23 to 12/31/23	16.70	0.07	—	0.68	0.75	(0.49)	—	(0.49)	0.26	16.96	4.51	2,269,778	1.21 (12)	1.31	0.40	218
1/1/22 to 12/31/22	17.32	0.04	—	0.13	0.17	(0.34)	(0.45)	(0.79)	(0.62)	16.70	1.01	3,529,981	1.21 (12)	1.32	0.22	196
1/1/21 to 12/31/21	17.35	(0.05) (13)	—	0.07	0.02	— (9)	(0.05)	(0.05)	(0.03)	17.32	0.10	3,419,099	1.25 (12)	1.31	(0.30)	162
1/1/20 to 12/31/20	17.10	0.01 (13)	—	0.87	0.88	(0.18)	(0.45)	(0.63)	0.25	17.35	5.15	2,709,370	1.20 (12)	1.22	0.07	188

Westchester Credit Event Fund
Class A
1/1/25 to 6/30/25(8)	$11.37	0.22	—	0.10	0.32	—	—	—	0.32	$11.69	2.81%	$5,220	1.70% (14)	1.66%	3.93%	60%
1/1/24 to 12/31/24	11.21	0.53	—	0.23	0.76	(0.57)	(0.03)	(0.60)	0.16	11.37	6.84	3,426	1.71 (15)	1.73	4.56	158
1/1/23 to 12/31/23	10.69	0.43	—	0.55	0.98	(0.46)	—	(0.46)	0.52	11.21	9.22	2,910	1.74 (15)(16)	1.79	3.82	182
1/1/22 to 12/31/22	11.31	0.21	—	(0.81)	(0.60)	—	(0.02)	(0.02)	(0.62)	10.69	(5.28)	1,278	1.90 (14)(15)(17)	1.78	1.89	151
1/1/21 to 12/31/21	11.99	(0.02) (18)	—	0.90	0.88	(0.29)	(1.27)	(1.56)	(0.68)	11.31	7.36	870	2.21 (15)	2.88	(0.19)	198
1/1/20 to 12/31/20	10.43	— (9)(18)	—	1.67	1.67	(0.03)	(0.08)	(0.11)	1.56	11.99	15.99 (19)	78	4.20 (15)	5.69	0.01	208
Class I
1/1/25 to 6/30/25(8)	$11.12	0.23	—	0.10	0.33	—	—	—	0.33	$11.45	2.97%	$85,003	1.45% (14)	1.40%	4.20%	60%
1/1/24 to 12/31/24	10.96	0.54	—	0.23	0.77	(0.58)	(0.03)	(0.61)	0.16	11.12	7.10	77,866	1.46 (20)(21)	1.43	4.80	158
1/1/23 to 12/31/23	10.44	0.43	—	0.57	1.00	(0.48)	—	(0.48)	0.52	10.96	9.56	71,070	1.51 (16)(21)	1.44	3.89	182
1/1/22 to 12/31/22	11.25	0.33	—	(0.88)	(0.55)	(0.24)	(0.02)	(0.26)	(0.81)	10.44	(4.87)	55,321	1.65 (14)(17)(21)	1.52	3.05	151
1/1/21 to 12/31/21	11.91	0.01 (22)	—	0.89	0.90	(0.29)	(1.27)	(1.56)	(0.66)	11.25	7.57	18,033	1.96 (21)	2.63	0.06	198
1/1/20 to 12/31/20	10.46	0.03 (22)	—	1.63	1.66	(0.13)	(0.08)	(0.21)	1.45	11.91	15.99 (19)	9,824	3.95 (21)	5.44	0.26	208

Westchester Event-Driven Fund
Class A
1/1/25 to 6/30/25(8)	$10.47	0.11	—	0.34	0.45	—	—	—	0.45	$10.92	4.30%	$2,407	1.72% (23)	1.96%	2.05%	109%
1/1/24 to 12/31/24	10.85	0.18	—	0.14	0.32	(0.42)	(0.28)	(0.70)	(0.38)	10.47	3.02	3,396	1.73 (23)	1.83	1.64	210
1/1/23 to 12/31/23	10.28	0.11	—	0.46	0.57	—	—	—	0.57	10.85	5.54	4,077	1.80 (16)(23)	1.87	1.07	295
1/1/22 to 12/31/22	10.60	0.07	—	(0.39)	(0.32)	—	—	—	(0.32)	10.28	(3.02)	19,240	1.87 (23)	1.96	0.66	194
1/1/21 to 12/31/21	11.30	(0.05) (24)	—	0.23	0.18	(0.55)	(0.33)	(0.88)	(0.70)	10.60	1.57	37,426	1.94 (16)(23)	1.96	(0.42)	237
1/1/20 to 12/31/20	10.97	(0.01) (24)	—	0.70	0.69	(0.10)	(0.26)	(0.36)	0.33	11.30	6.30	23,298	1.99 (23)	1.99	(0.11)	320
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Westchester Event-Driven Fund (Continued)
Class I
1/1/25 to 6/30/25(8)	$10.62	0.12	—	0.35	0.47	—	—	—	0.47	$11.09	4.43%	$131,659	1.48% (25)	1.66%	2.27%	109%
1/1/24 to 12/31/24	10.69	0.19	—	0.15	0.34	(0.13)	(0.28)	(0.41)	(0.07)	10.62	3.26	132,960	1.47 (25)	1.55	1.79	210
1/1/23 to 12/31/23	10.35	0.16	—	0.45	0.61	(0.27)	—	(0.27)	0.34	10.69	5.86	475,651	1.53 (16)(25)	1.59	1.48	295
1/1/22 to 12/31/22	10.67	0.13	—	(0.43)	(0.30)	(0.02)	—	(0.02)	(0.32)	10.35	(2.79)	310,467	1.63 (25)	1.71	1.27	194
1/1/21 to 12/31/21	11.37	(0.02) (26)	—	0.22	0.20	(0.57)	(0.33)	(0.90)	(0.70)	10.67	1.75	294,281	1.69 (16)(25)	1.71	(0.17)	237
1/1/20 to 12/31/20	11.01	0.01 (26)	—	0.71	0.72	(0.10)	(0.26)	(0.36)	0.36	11.37	6.55	236,865	1.74 (25)	1.74	0.14	320

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(4)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	Amount is less than $0.005 per share.
(10)	Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the six months period ended June 30, 2025, and the years ended December 31, 2024, 2023, 2022, 2021 and 2020 were 1.46%, 1.46%, 1.46%, 1.46%, 1.46%, and 1.47%, respectively.
(11)	Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short, legal expenses related to the settlement of an appraisal right and professional fees related to tax reclaims processing for the years ended December 31, 2021 and 2020 was $(0.09) and $(0.04), respectively.
(12)	Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the six months period ended June 30, 2025, and the years ended December 31, 2024, 2023, 2022, 2021 and 2020 were 1.17%, 1.17%, 1.17%, 1.17%, 1.17%, and 1.18%, respectively.
(13)	Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short, legal expenses related to the settlement of an appraisal right and professional fees related to tax reclaims processing for the years ended December 31, 2021 and 2020 was $(0.04) and $0.02, respectively.
(14)	See Notes 4C and 4D in the Notes to Financial Statements.
(15)	Ratio of net expenses excluding dividend and interest expense on securities sold short to average net assets for the years ended December 31, 2024, 2023, 2022, 2021 and 2020 were 1.70%, 1.72%, 1.89%, 1.89% and 1.89%, respectively.
(16)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(17)	The share class is currently under its expense limitation.
(18)	Net investment income (loss) before borrowing expense on securities sold short and interest on securities sold short and reverse repurchase agreements for the years ended December 31, 2021 and 2020 was $0.02 and $0.23, respectively.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(19)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(20)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(21)	Ratio of net expenses excluding dividend and interest expense on securities sold short to average net assets for the years ended December 31, 2024, 2023, 2022, 2021 and 2020 were 1.45%, 1.49%, 1.64%, 1.64% and 1.64%, respectively.
(22)	Net investment income before borrowing expense on securities sold short and interest on securities sold short and reverse repurchase agreements for the years ended December 31, 2021 and 2020 was $0.05 and $0.26, respectively.
(23)	Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the six months period ended June 30, 2025, and the years ended December 31, 2024, 2023, 2022, 2021 and 2020 were 1.70%, 1.70%, 1.75%, 1.80%, 1.79%, and 1.82%, respectively.
(24)	Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short and legal expenses related to the settlement of an appraisal right for the periods ended December 31, 2021 and 2020 was $(0.03) and $0.01, respectively.
(25)	Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the six months period ended June 30, 2025, and the years ended December 31, 2024, 2023, 2022, 2021 and 2020 were 1.45%, 1.45%, 1.49%, 1.55%, 1.54%, and 1.57%, respectively.
(26)	Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short and legal expenses related to the settlement of an appraisal right for the years ended December 31, 2021 and 2020 was $0.00 and $0.03, respectively.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2025
Note 1. Organization
The Merger Fund is an open-end management investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of Westchester Credit Event Fund and Westchester Event-Driven Fund is a series of Virtus Event Opportunities Trust, an open-end management investment company established under the laws of the Commonwealth of Massachusetts on March 20, 2013, and registered under the 1940 Act.
The Merger Fund, Westchester Credit Event Fund and Westchester Event-Driven Fund are each, a “Fund” and collectively, the “Funds”. Each Fund has a distinct investment objective and all of the Funds are diversified. There is no guarantee that a Fund will achieve its objective(s).
Each Fund offers Class A and Class I Shares.
Class A shares are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
Each Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Short Sales
Each Fund may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. Each Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Funds’ custodian. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Funds’ will realize a loss, and if the price declines during the period, the Funds will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Funds.
In addition, in accordance with the terms of its prime brokerage agreement, The Merger Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are recorded under “Dividend and interest expense on securities sold short” on the Statements of Operations.
H.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
I.	Private Investment in a Public Equity (PIPE) with Special Purpose Acquisition Companies (SPAC)
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). Certain Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (PIPE), including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the issuer’s common equity. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. PIPEs are valued based upon valuations of the underlying SPACs.
At six months ended June 30, 2025, the Funds had no commitments to purchase when-issued securities through PIPE transactions with SPACs.
J.	Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
K.	U.S. Government Agencies or Government-Sponsored Enterprises
Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S.
Government. FHLMC issues Participation Certificates (“PCs”), which are pass through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
L.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally Secured Overnight Funding Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
M.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
N.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At June 30, 2025, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
The Merger Fund	$1	$1	$ —
Westchester Credit Event Fund	1,320	1,320	—
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of June 30, 2025 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
The Merger Fund	Money Market Mutual Fund	$1
Westchester Credit Event Fund	Money Market Mutual Fund	1,356
O.	Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Funds.
A.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives and securities sold short”.
During the six months ended June 30, 2025, each Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
B.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write both put and call options on portfolio securities. When doing so, the Fund is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.
During the six months ended June 30, 2025, each Fund invested in purchased call and put options contracts and written covered call and put options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
C.	Swaps
Each Fund may enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Over-the-counter swaps at value” for OTC swaps and as “Variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Each Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives and securities sold short.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Each Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).
Each Fund may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.
During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.
The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).
During the six months ended June 30, 2025, each Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios and to obtain long or short exposure to the underlying reference instrument. At June 30, 2025, the Funds did not hold swap baskets.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at June 30, 2025:

Statement Line Description	Primary Risk	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Asset Derivatives
Purchased options at value(1)	Equity contracts	$152	$—	$220
Over-the-counter swaps at value(2)	Equity contracts	21,964	18	2,922
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	349	18	35
Total Assets		$22,465	$36	$3,177
Liability Derivatives
Over-the-counter swaps at value(2)	Equity contracts	$(10,048)	$(171)	$(5,334)
Written options at value	Equity contracts	(1,316)	—	(1,329)
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	(3,239)	(135)	(395)
Total Liabilities		$(14,603)	$(306)	$(7,058)

(1)	Amount included in Investment in securities at value.
(2)	Represents cumulative appreciation (depreciation) on swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is shown in the Statements of Assets and Liabilities for centrally cleared swap contracts. For OTC swap contracts, the value (including premiums) at June 30, 2025 is shown in the Statements of Assets and Liabilities.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the six months ended June 30, 2025:
Statement Line Description	Primary Risk	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Net Realized Gain (Loss) from
Purchased options(1)	Equity contracts	$4,118	$—	$144
Written options	Equity contracts	(8,947)	—	1,211
Forward foreign currency exchange contracts	Foreign currency contracts	(1,237)	(61)	(281)
Swaps	Equity contracts	47,001	(62)	3,695
Total		$40,935	$(123)	$4,769
Net Change in Unrealized Appreciation (Depreciation) on
Purchased options(2)	Equity contracts	$(2,170)	$—	$(360)
Written options	Equity contracts	(1,036)	—	(297)
Forward foreign currency exchange contracts	Foreign currency contracts	(6,393)	(276)	(869)
Swaps	Equity contracts	(14,838)	(170)	(762)
Total		$(24,437)	$(446)	$(2,288)

(1) Amount included in Net realized gain (loss) on investments.
(2) Amount included in Net change in unrealized appreciation (depreciation) on investments.
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the Funds for the six months ended June 30, 2025.
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Purchased Options(1)	$1,725	$—	$426
Written Options(1)	3,025	—	1,422
Forward Foreign Currency Exchange Purchase Contracts(2)	185,924	5,762	22,960
Forward Foreign Currency Exchange Sale Contracts(2)	41,068	—	3,553
Long Total Return Swap Contracts(2)	161,927	3,772	81,060
Short Total Return Swap Contracts(2)	561,877	571	41,505
(1)	Average premium amount.
(2)	Average notional amount.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of June 30, 2025:

At June 30, 2025, the Funds’ derivative assets and liabilities (by type) are as follows:
	The Merger Fund		Westchester Credit Event Fund		Westchester Event-Driven Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$349	$3,239	$18	$135	$35	$395
OTC swaps	21,964	10,048	18	171	2,922	5,334
Purchased options	152	—	—	—	220	—
Written options	—	1,316	—	—	—	1,329
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$22,465	$14,603	$36	$306	$3,177	$7,058
Derivatives not subject to a MNA or similar agreement	(152)	(1,316)	—	—	(220)	(1,329)
Total assets and liabilities subject to a MNA	$22,313	$13,287	$36	$306	$2,957	$5,729

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by each Fund as of June 30, 2025:
The Merger Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Bank of America Merrill Lynch	$362	$(49)	$—	$—	$313
Goldman Sachs & Co.	8,652	(8,652)	—	—	—
JPMorgan Chase Bank N.A.	13,299	(3,975)	—	—	9,324
Total	$22,313	$(12,676)	$—	$—	$9,637
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Bank of America Merrill Lynch	$49	$(49)	$—	$—	$—
Goldman Sachs & Co.	9,263	(8,652)	—	(611)	—
JPMorgan Chase Bank N.A.	3,975	(3,975)	—	—	—
Total	$13,287	$(12,676)	$—	$(611)	$—

Westchester Credit Event Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Goldman Sachs & Co.	$18	$(18)	$—	$—	$—
JPMorgan Chase Bank N.A.	18	(18)	—	—	—
Total	$36	$(36)	$—	$—	$—
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Goldman Sachs & Co.	$171	$(18)	$—	$(153)	$—
JPMorgan Chase Bank N.A.	135	(18)	—	(117)	—
Total	$306	$(36)	$—	$(270)	$—

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Westchester Event-Driven Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Bank of America Merrill Lynch	$32	$(4)	$—	$—	$28
Goldman Sachs & Co.	1,205	(1,205)	—	—	—
JPMorgan Chase Bank N.A.	1,720	(1,720)	—	—	—
Total	$2,957	$(2,929)	$—	$—	$28
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Bank of America Merrill Lynch	$4	$(4)	$—	$—	$—
Goldman Sachs & Co.	3,743	(1,205)	—	(2,538)	—
JPMorgan Chase Bank N.A.	1,982	(1,720)	—	(262)	—
Total	$5,729	$(2,929)	$—	$(2,800)	$—

(1)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, LLC (the “Adviser”), (formerly known as Virtus Investment Advisers, Inc.), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
The Merger Fund	1.00%
Westchester Credit Event Fund	1.00
Westchester Event-Driven Fund	1.20
B.	Subadviser
Westchester Capital Management, LLC (the “Subadviser”), an indirect wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2026. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Fund	Class A	Class I
The Merger Fund	1.46%	1.17%
Westchester Credit Event Fund	1.70	1.45
Westchester Event-Driven Fund	1.70	1.45
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending June 30:

	Expiration
Fund	2025	2026	2027	2028	Total
The Merger Fund
Class A	$ 76	$ 513	$ 360	$ 130	$ 1,079
Class I	1,135	1,953	1,289	551	4,928
Westchester Credit Event Fund
Class A	—	1	2	— (1)	3
Class I	—	—	13	—	13
Westchester Event-Driven Fund
Class A	11	11	4	3	29
Class I	166	263	345	121	895
(1)	Amount is less than $500 (not in thousands).
During the six months ended June 30, 2025, the Adviser recaptured expenses previously waived for the following Fund:
Fund	Class A	Class I	Total
Westchester Credit Event Fund	$1	$19	$20
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended June 30, 2025, it retained net commissions of $8 for Class A shares. There were no CDSC for the six months ended June 30, 2025.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan, at the annual rate of 0.25% of the average daily net assets of such Fund’s Class A shares. Class I shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended June 30, 2025, The Merger Fund, Westchester Credit Event Fund, and Westchester Event-Driven Fund incurred administration fees totaling $1,095, $41, and $63, respectively, which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended June 30, 2025, The Merger Fund, Westchester Credit Event Fund, and Westchester Event-Driven Fund incurred transfer agent fees totaling $490, $18, and $28, respectively, which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
G.	Affiliated Shareholders
At June 30, 2025, Virtus and its affiliates held significant shares of the following Fund, which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
Westchester Event-Driven Fund
Class I	9,005,210	$99,868
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended June 30, 2025, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this Note. An affiliated issuer includes any company in which a Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of The Merger Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the six months ended June 30, 2025, is as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities(1)	Value, end of period	Shares	Dividend income	Distributions of realized gains
The Merger Fund
Affiliated Mutual Fund—4.2%
Virtus Westchester Event-Driven Fund Class I(2),(3)	$95,635	$—	$—	$—	$4,233	$99,868	9,005,210	$—	$—
Special Purpose Acquisition Companies—3.2%
Agriculture & Natural Solutions Acquisition Corp.(4)	24,380	—	—	—	837	25,217	2,324,110	—	—
Ares Acquisition Corp. II(4)	30,124	11,253	1,691	236	1,023	40,945	3,613,826	—	—
DT Cloud Star Acquisition Corp.(4)	1,242	4,887	—	—	134	6,263	602,791	—	—
Horizon Space Acquisition I Corp.(4)	2,886	—	—	—	190	3,076	253,150	—	—
	$58,632	$16,140	$1,691	$236	$2,184	$75,501		$—	$—
Total	$154,267	$16,140	$1,691	$236	$6,417	$175,369		$—	$—

(1)	Does not tie to Net change in unrealized appreciation (depreciation) on Investment in affiliates on the Statements of Operations as a result of previously affiliated securities moving to unaffiliated.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	The Merger Fund does not invest in the underlying funds for the purpose of exercising management or control: however, investments made by the Fund within each of its principal investment strategies may present a significant portion of an underlying fund’s net assets.
(4)	Non-income producing.
I.	Trustee Deferred Compensation Plan
The Funds provide a deferred compensation plan for their Trustees who receive compensation from the Funds. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Funds, and then, to the extent

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2025.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, forward currency contracts, written options, and short-term securities) during the six months ended June 30, 2025, were as follows:
	Purchases	Sales
The Merger Fund	$1,492,728	$1,257,726
Westchester Credit Event Fund	50,452	45,806
Westchester Event-Driven Fund	109,285	108,531
Purchases and sales of long-term U.S. government and agency securities during the six months ended June 30, 2025, were as follows:
	Purchases	Sales
Westchester Event-Driven Fund	$—	$354
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	The Merger Fund				Westchester Credit Event Fund
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,031	$18,085	1,324	$22,882	216	$2,472	129	$1,493
Reinvestment of distributions	—	—	777	13,180	—	—	15	171
Shares repurchased	(2,357)	(41,226)	(9,588)	(166,249)	(71)	(808)	(102)	(1,172)
Net Increase / (Decrease)	(1,326)	$(23,141)	(7,487)	$ (130,187)	145	$1,664	42	$492
Class I
Shares sold	10,286	$177,793	23,249	$397,659	1,046	$11,752	1,415	$15,998
Reinvestment of distributions	—	—	3,408	57,115	—	—	359	3,987
Shares repurchased	(13,080)	(225,924)	(48,471)	(830,019)	(622)	(6,991)	(1,256)	(14,288)
Net Increase / (Decrease)	(2,794)	$(48,131)	(21,814)	$ (375,245)	424	$4,761	518	$5,697

	Westchester Event-Driven Fund
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	2	$20	27	$293
Reinvestment of distributions	—	—	21	212
Shares repurchased	(106)	(1,136)	(99)	(1,079)
Net Increase / (Decrease)	(104)	$(1,116)	(51)	$(574)

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
	Westchester Event-Driven Fund
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold	166	$1,782	4,330	$46,366
Reinvestment of distributions	—	—	479	5,014
Shares repurchased	(813)	(8,763)	(36,795)	(401,872)
Net Increase / (Decrease)	(647)	$(6,981)	(31,986)	$(350,492)
Note 7. 10% Shareholders
As of June 30, 2025, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
The Merger Fund	43%	2
Westchester Credit Event Fund	58	3
Westchester Event-Driven Fund	88	2*
*	Includes affiliated shareholder account(s).
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of the Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At June 30, 2025, the following Fund held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
Westchester Event-Driven Fund	Communication Services	25%
Note 9.  Indemnifications
Under the Funds’ organizational documents and in separate agreements between each Trustee and the Funds, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At June 30, 2025, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 3, 2025.The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended June 30, 2025, are included in the “interest expense and/or commitment fees” line on the Statements of Operations.
The Funds had no borrowings at any time during the six months ended June 30, 2025.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Merger Fund (Including Purchased Options)	$ 2,294,406	$49,145	$ (28,258)	$ 20,887
The Merger Fund (Written options)	(1,204)	328	(440)	(112)
The Merger Fund (Short sales)	(90,243)	243	(7,870)	(7,627)
Westchester Credit Event Fund	90,451	1,303	(726)	577
Westchester Event-Driven Fund (Including Purchased Options)	109,021	1,724	(1,697)	27
Westchester Event-Driven Fund (Written options)	(1,296)	140	(173)	(33)
Westchester Event-Driven Fund (Short sales)	(5,099)	—(a)	(494)	(494)
(a)	Amount is less than $500 (not in thousands).
Note 13. Regulatory Matters and Litigation
From time to time, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
OTHER INFORMATION (Unaudited)
June 30, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
For the six months ended June 30, 2025, the Funds incurred independent Trustee’s fees totaling $91 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
None

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8463	08-25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Event Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	8/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	8/29/2025

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer
(principal financial officer)

Date	8/29/2025

*	Print the name and title of each signing officer under his or her signature.